                   MUTUAL OF AMERICA INVESTMENT CORPORATION

  We are pleased to report that the results for 1996 for the funds offered by the Mutual of America Investment Corporation were, overall, quite positive.

  Over the past year, the U.S. economy grew at a moderate pace, while inflation remained low and unemployment stayed steady at around 5.5%. The continuing infusion of cash into the equity markets saw the Dow Jones Industrial Average (up 28% for the year) and the Standard & Poor's 500 Stock Index (with a gain of nearly 23% for 1996) reach record highs. In the debt markets, short-term rates stayed fairly steady throughout the year, although long bond rates rose nearly 75 basis points.

  For 1997, the economy is expected to continue to grow, while estimates are that inflation will hover around the 3% level. Competitive pressures continue to be strong with low unemployment and with producers continuing to absorb higher cost.

  Shown below are the total return figures for each Fund of the Mutual of America Investment Corporation.

                      TWELVE MONTHS TO DECEMBER 31, 1996

     Money Market Fund................................................... + 5.3%
     All America Fund.................................................... +20.7%
     Equity Index Fund................................................... +22.7%
     Bond Fund........................................................... + 3.5%
     Short-Term Bond Fund................................................ + 4.9%
     Mid-Term Bond Fund.................................................. + 3.9%
     Composite Fund...................................................... +11.9%
     Aggressive Equity Fund.............................................. +27.1%

Please note that the above total return performance figures do not reflect the deduction of Separate Account fees and expenses which are imposed by Mutual of America Life Insurance Company and The American Life Insurance Company of New York, respectively.

On the pages which immediately follow are brief presentations for each fund (excepting the Money Market Fund) of its respective:

  .historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

  .equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

  .historical performance compared with appropriate indices.

The respective portfolios of each fund and the financial statements are presented in the pages which then follow.

Your participation in these Funds is appreciated.

                                      Sincerely,
                                      /s/ Dolores J. Morrissey
                                      Dolores J. Morrissey
                                      Chairman of the Board and President,
                                      Mutual of America Investment Corporation

                               MONEY MARKET FUND

  The Money Market Fund returned 5.3% for 1996, matching the Salomon Brothers three-month Treasury Bill Index return. The seven-day annualized yield as of 12/31/96 was 5.36%.

                                ALL AMERICA FUND

  The investment objective of approximately 60% of this Fund's assets is to provide investment results that, to the extent practical, correspond to the performance of the Standard & Poor's 500 Composite Index of 500 Stocks. The investment objective of the remaining assets is to achieve a high level of return by means of a diversified portfolio. These assets are managed by three sub-advisors and by Mutual of America Capital Management Corporation.

  For the year ended December 31, the Fund returned 20.7% compared to the S&P of 23.0%.


                           [LINE GRAPH APPEARS HERE]

                        GROWTH OF A $10,000 INVESTMENT

                          ALL AMERICA FUND       S & P 500 INDEX
                          ----------------       ---------------
12/86...............         10,000                10,000
12/87...............         10,889                10,517
12/88...............         11,968                12,252
12/89...............         15,073                16,103
12/90...............         14,846                15,590
12/91...............         18,472                20,352
12/92...............         19,058                21,915
12/93...............         21,374                24,111
 5/94...............         20,940                23,611
12/94...............         21,647                24,423
12/95...............         29,565                33,582
12/96...............         35,692                41,306




                               All America Fund
                               ----------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $12,072                 20.7%           20.7%
Since 5/2/94       $17,045                 70.4%           22.2%
5 Years            $19,322                 92.2%           14.1%
10 Years           $35,692                256.9%           13.6%



                               S & P 500 Index
                               ---------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $12,300                 23.0%           23.0%
Since 5/2/94       $17,495                 74.9%           23.4%
5 Years            $20,296                103.0%           15.2%
10 Years           $41,306                313.1%           15.2%



                               Blended Index*
                               --------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $12,144                 21.4%           21.4%
Since 5/2/94
 (inception)       $16,971                 69.7%           22.0%



* Beginning with the Fund's 1997 financial statements, the Blended Index will no longer be used for comparative purposes. The Fund has determined that the S & P 500 index is more standard performance index that wil facilitate an investor's evaluation of the Fund's performance.

                               EQUITY INDEX FUND

  For the year ended December 31, 1996, the Equity Index Fund returned 22.7%. This approximates the return from the S&P 500 Index. (Please note that the S&P 500 is not subject to the fees and expenses that the Equity Index Fund must pay.) As of June 30th, Morningstar, the mutual fund rating service, increased the rating of our fund from four stars to five stars, Morningstar's highest rating.

  The main contributors to performance in 1996 included semi-conductor, footwear, financial, and oil and gas drilling stocks. All of these groups did sharply better than the index. Subperformance was shown by steel, health care, home building and trucking stocks--all of these groups had negative returns.


                           [LINE GRAPH APPEARS HERE]

                                EQUITY INDEX FUND        S & P 500 INDEX
                                -----------------        ---------------
2/93.....................          10,000                   10,000
12/93....................          10,619                   10,700
12/94....................          10,781                   10,839
12/05....................          14,729                   14,904
12/96....................          18,079                   18,332


                               Equity Index Fund
                               -----------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $12,275                 22.7%           22.7%
Since
  Inception*       $18,079                 80.8%           16.4%



                                   S & P 500
                                   ---------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $12,300                 23.0%           23.0%
Since
  Inception*       $18,332                 83.3%           16.8%

                                   BOND FUND

  The Bond Fund seeks a high level of return consistent with preservation of capital through investment in publicly traded debt securities. The Fund's return has been enhanced by its focus on corporate bonds which yield more than comparable segments of the Lehman Brothers Government/Corporate Bond Index. For 1996, the Fund returned 3.5% versus the Index return of 2.9%.


                           [LINE GRAPH APPEARS HERE]

                        GROWTH OF A $10,000 INVESTMENT

                                                      LEHMAN BROTHERS
                        BOND FUND                  GOV'T./CORP BOND INDEX
                        ---------                  ----------------------
12/86............        10,000                          10,000
12/87............         9,885                          10,230
12/88............        10,457                          11,006
12/89............        11,787                          12,573
12/90............        12,379                          13,613
12/91............        14,322                          15,809
12/92............        15,553                          17,009
12/93............        17,614                          18,886
12/94............        17,063                          18,225
12/95............        20,379                          21,732
12/96............        21,091                          22,362

                                   Bond Fund
                                   ---------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $10,349                  3.5%            3.5%
5 Years            $14,726                 47.3%            8.0%
10 Years           $21,091                110.9%            7.7%



                     Lehman Bros. Gov't./Corp. Bond Index
                     ------------------------------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $10,290                  2.9%            2.9%
5 Years            $14,145                 41.4%            7.2%
10 Years           $22,362                123.6%            8.4%

                             SHORT-TERM BOND FUND

  The Short-Term Bond Fund maintains an average maturity between one and three years. Its objectives are to achieve a high total return within this maturity constraint and to maintain principal value. For 1996, the Fund returned 4.9%, slightly under-performing the Salomon Brothers 1-3 year Index return of 5.2%.


                          GROWTH OF A $10,000 INVESTMENT
              Short Term Bond Fund             Salomon Bros. 1-3 Yr Bond Index
 2/93........        10,000                               10,000
12/93........        10,449                               10,448
12/94........        10,600                               10,511
12/95........        11,421                               11,655
12/96........        11,985                               12,257

                               Short-Term Bond Fund
                               --------------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $10,494                  4.9%            4.9%
Since
  Inception*       $11,985                 19.8%            4.7%



                       Salomon Bros. 1-3 Year Bond Index
                       ---------------------------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $10,516                  5.2%            5.2%
Since
  Inception*       $12,257                 22.6%            5.3%

                              MID-TERM BOND FUND

  The average maturity of this Fund will be between three and seven years. Investment grade securities must be purchased with 80% of its assets and a broad industry diversification is permitted. The Fund emphasized U.S. Treasury securities due to the historically narrow spreads between corporate debt securities and government debt securities in its maturity range. The Fund returned 3.9% for 1996 matching the Salomon Brothers 3-7 year Index return of 3.9%.


                           [LINE GRAPH APPEARS HERE]

                   MID-TERM BOND FUND      SALOMON BROTHERS 3-7 YEAR BOND INDEX
                   ------------------      ------------------------------------
2/93..........          10,000                             10,000
12/93.........          10,727                             10,722
12/94.........          10,355                             10,436
12/95.........          12,042                             12,197
12/96.........          12,510                             12,669

                               Mid - Term Bond Fund
                               --------------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $10,389                  3.9%            3.9%
Since
  Inception*       $12,510                 25.1%            5.9%



                       Salomon Bros. 3-7 Year Bond Index
                       ---------------------------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $10,387                  3.9%            3.9%
Since
  Inception*       $12,669                 26.7%            6.2%

                                COMPOSITE FUND

  The Composite Fund returned 11.9% for 1996, compared to a blended index (stocks, bonds/Treasury Bills) return of 13.0%. The equity portion of the Fund increased by 20.5% for the year, compared to a total return for the S&P 500 of 23%. The bond portion of the fund increased by 4.1% for the year, compared to a 2.9% return for the Lehman Brothers Government/Corporate Index. The asset allocation remains approximately the same since August when it was changed to 50% stocks, 35% bonds, and 15% money market instruments. Strong performance in energy-related and transportation stocks was partially offset by poor performance in technology and consumer staple-related issues.



                           [LINE GRAPH APPEARS HERE]

                        GROWTH OF A $10,000 INVESTMENT

                                                                 50% S & P 500 INDEX
                                LEHMAN BROS.                     LEHMAN BROS. GOV'T/CORP
                                GOV'T/CORP                       BOND INDEX -
              COMPOSITE FUND    BOND INDEX    S & P 500 INDEX    BLENDED INDEX
              --------------    ----------    ---------------    -----------------------
12/86.....       10,000            10,000          10,000          10,000
12/87.....       10,568            10,230          10,518          10,374
12/88.....       11,528            11,006          12,254          11,623
12/89.....       13,707            12,573          16,106          14,278
12/90.....       14,116            13,613          15,592          14,641
12/91.....       16,677            15,809          20,353          18,057
12/92.....       17,668            17,009          21,918          19,436
12/93.....       20,702            18,886          24,107          21,479
12/94.....       20,067            18,225          24,426          21,246
12/95.....       24,461            21,732          33,606          27,282
12/96.....       27,370            22,362          41,335          30,815


                               Composite Fund
                               --------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $11,189                  11.9%           11.9%
5 Years            $16,412                  64.1%           10.4%
10 Years           $27,370                 173.7%           10.6%



                                   S & P 500 Index
                                   ---------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $12,300                  23.0%           23.0%
5 Years            $20,309                 103.1%           15.2%
10 Years           $41,335                 313.4%           15.2%


                    50% S & P 500 Index / 50% Lehman Bros.
                       Gov't/Corp. Bond Index (Blended)*
                    --------------------------------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $11,295                  13.0%           13.0%
5 Years            $17,065                  70.7%           11.3%
10 Years           $30,815                 208.2%           11.9%



                      Lehman Bros. Gov't/Corp Bond Index
                      ----------------------------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $10,290                   2.9%            2.9%
5 Years            $14,145                  41.4%            7.2%
10 Years           $22,362                 123.6%            8.4%

* Beginning with the Fund's 1997 financial statements, this blended index will no longer be used. The Fund has determined that the S & P 500 Index and the Lehman Brothers Government/Corporate Bond Index and the 90 - day Treasury Bill rate, shown separately, would be more appropriate in evaluating the Fund's performance based on the types of securities in which it invests.

                            AGGRESSIVE EQUITY FUND


  The Aggressive Equity Fund has approximately 50% of its assets in value stocks and 50% in growth stocks. Overall, the Fund seeks to produce an above average long-term return, recognizing that at times, value will outperform growth and vice-versa. Overall results for 1996 showed a gain of 27.1% compared to a 16.5% gain in the Russell 2000 Index. The gain in the Value segment of the Fund was 34.4%, compared to a gain of 21.4% in the Russell 2000 Value Index. The gain in the Growth segment of the Fund was 22.3%, compared to a gain of 11.3% in the Russell 2000 Growth Index. Positive contributors to this year's performance included the energy, capital goods and technology sectors.


                           [LINE GRAPH APPEARS HERE]

                      Aggressive Equity Fund      Russell 2000 Index     S & P 500 Index #
                      ----------------------      ------------------     -----------------
05/94..............        10,000                    10,000                10,000
12/94..............        10,597                     9,459                10,344
12/95..............        14,640                    11,165                14,223
12/96..............        18,608                    13,832                17,494


                               Aggressive Equity Fund
                               ----------------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $12,711                 27.1%           27.1%
Since
  Inception*       $18,608                 86.1%           26.3%



                              Russell 2000 Index
                              ------------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $11,649                 16.5%           16.5%
Since
  Inception*       $14,730                 47.3%           15.7%



                                S & P 500 Index
                                ---------------
                                                Total Return
Period              Growth                 ----------------------
Ended                 of                   Cumu-           Annual
12/31/96           $10,000                 lative         Average
--------           -------                 ------         -------
1 Year             $12,300                 23.0%           23.0%
Since
  Inception*       $17,494                 74.9%           23.4%

* Beginning with the Fund's 1997 financial statements, the S & P 500 Index will no longer be used for comparative purposes. The Fund has determined that the Russell 2000 Index would be more appropriate in evaluating the Fund's performance based on the types of securities in which it invests.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                       DISCOUNT             FACE     AMORTIZED
                               RATING*   RATE   MATURITY   AMOUNT      COST
                               ------- -------- -------- ---------- -----------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (100.0%):
 Air Products & Chemicals
  Corp. ......................  A1/P1    5.38%  01/14/97 $1,369,000 $ 1,366,333
 Air Products & Chemicals
  Corp. ......................  A1/P1    5.30   01/15/97  2,340,000   2,335,146
 Alabama Power Co. ...........  A1/P1    5.32   02/06/97  2,740,000   2,725,373
 Associates Corp. ............ A1+/P1    5.31   01/21/97  3,500,000   3,489,614
 Baltimore Gas & Electric
  Co. ........................  A1/P1    5.31   01/10/97  3,150,000   3,145,795
 Banc One Funding.............  A1/P1    5.31   01/07/97    400,000     399,643
 Bell Atlantic Capital Fund-
  ing.........................  A1/P1    5.70   01/15/97    725,000     723,391
 Bell Atlantic Capital Fund-
  ing.........................  A1/P1    5.60   01/29/97    600,000     597,382
 Daimler-Benz NA..............  A1/P1    5.30   02/04/97  1,000,000     994,965
 Daimler-Benz NA..............  A1/P1    5.30   01/08/97  2,180,000   2,177,725
 Ford Motor Credit Corp. .....  A1/P1    5.31   01/09/97  3,500,000   3,495,819
 Gannett, Inc. ...............  A1/P1    5.35   01/13/97    505,000     504,096
 General Electric Capital
  Corp. ...................... A1+/P1    5.30   01/07/97    835,000     834,257
 General Electric Capital
  Corp. ...................... A1+/P1    5.31   01/17/97  1,500,000   1,496,438
 Great Lakes Chemical Corp. ..  A1/P1    5.40   01/22/97  3,595,000   3,583,643
 IBM Credit Corp. ............  A1/P1    5.31   01/17/97  2,200,000   2,194,776
 IBM Credit Corp. ............  A1/P1    5.37   01/09/97  1,510,000   1,508,192
 International Lease Fin.
  Corp. ......................  A1/P1    5.50   01/17/97  2,050,000   2,044,979
 International Lease Fin.
  Corp. ......................  A1/P1    5.28   01/06/97  1,500,000   1,498,891
 Interstate Power Corp. ......  A1/P1    5.33   01/14/97  3,500,000   3,493,219
 Knight Ridder................ A1+/P1    5.30   01/06/97  2,275,000   2,273,307
 Knight Ridder................ A1+/P1    5.30   01/17/97  1,400,000   1,396,665
 Lucent Technologies..........  A1/P1    5.38   01/17/97    700,000     698,320
 Merrill Lynch & Co., Inc. ... A1+/P1    5.44   01/21/97  1,071,000   1,067,715
 Merrill Lynch & Co., Inc. ... A1+/P1    5.33   01/21/97  2,000,000   1,994,002
 Morgan J.P. & Co. ........... A1+/P1    5.38   01/10/97    365,000     364,508
 Morgan J.P. & Co. ........... A1+/P1    5.40   01/10/97    739,000     738,000
 Northern States Power........ A1+/P1    5.30   01/07/97  2,600,000   2,597,675
 Petrofina Delaware Inc. .....  A1/P1    6.50   01/02/97  1,337,000   1,336,759
 PHH Corp. ...................  A1/P1    5.48   01/31/97  3,025,000   3,011,142
 Raytheon Co. ................  A1/P1    5.33   01/14/97    449,000     448,132
 Raytheon Co. ................  A1/P1    5.34   01/17/97  2,000,000   1,995,235
 Smithkline Beecham...........  A1/P1    5.27   01/06/97  3,000,000   2,997,791
 Sony Capital Corp. ..........  A1/P1    5.50   01/22/97  2,000,000   1,993,571
 Toyota Motor Credit Corp. ... A1+/P1    5.30   01/16/97  3,600,000   3,591,943
 UBS Finance Del. Inc. ....... A1+/P1    7.75   01/02/97  2,475,000   2,474,467
 UBS Finance Del. Inc. ....... A1+/P1    5.75   01/03/97  1,400,000   1,399,552
 Warner-Lambert Co. .......... A1+/P1    5.30   01/06/97  3,500,000   3,497,391
 Washington Gas Light Compa-
  ny.......................... A1+/P1    5.31   01/17/97  1,000,000     997,627
 Weyerhaeuser Co. ............  A1/P1    5.42   01/16/97    520,000     518,822
 Weyerhaeuser Co. ............  A1/P1    5.38   01/16/97    630,000     628,584
 Weyerhaeuser Co. ............  A1/P1    5.29   01/07/97    955,000     954,150
 Wisconsin Electric Fuel...... A1+/P1    5.31   01/13/97  2,199,000   2,195,079
                                                                    -----------
TOTAL SHORT-TERM DEBT SECURI-
 TIES
 (Cost: $77,780,114) 100%.....                                      $77,780,114
                                                                    ===========

-------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investors Services, Inc.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
INDEXED PORTION:
COMMON STOCKS
3Com Corp. ...............................................  11,900 $    873,162
Abbott Laboratories.......................................  53,400    2,710,050
Advanced Micro Devices, Inc. .............................   9,400      242,050
Aetna, Inc. ..............................................  10,300      824,000
Ahmanson (H.F.) & Co. ....................................   7,200      234,000
Air Products & Chemicals Corp. ...........................   7,700      532,262
Airtouch Communications, Inc. ............................  34,400      868,600
Alberto Culver Co. Cl B...................................   1,900       91,200
Albertson's, Inc. ........................................  17,300      616,312
Alcan Aluminum Ltd. ......................................  15,500      521,187
Alco Standard Corp. ......................................   8,900      459,462
Alexander & Alexander Svcs. ..............................   3,100       53,862
Allegheny Teledyne Inc. ..................................  12,000      276,000
Allergan, Inc. ...........................................   4,500      160,312
AlliedSignal, Inc. .......................................  19,400    1,299,800
Allstate Corp. ...........................................  30,500    1,765,187
Alltel Corp. .............................................  13,000      407,875
Aluminum Co. of America...................................  11,900      758,625
Alza Corp. ...............................................   5,800      150,075
Amdahl Corp. .............................................   8,300      100,637
Amerada Hess Corp. .......................................   6,400      370,400
American Brands, Inc. ....................................  11,700      580,612
American Electric Power Co. ..............................  12,900      530,512
American Express Co. .....................................  32,500    1,836,250
American General Corp. ...................................  14,000      572,250
American Greetings Corp. Cl A.............................   5,100      144,712
American Home Products Corp. .............................  43,900    2,573,637
American Int'l. Group, Inc. ..............................  32,200    3,485,650
American Stores Co. ......................................  10,000      408,750
Ameritech Corp. ..........................................  37,700    2,285,562
Amgen, Inc. ..............................................  18,200      989,625
Amoco Corp. ..............................................  34,200    2,753,100
Amp, Inc. ................................................  15,100      579,462
AMR Corp. ................................................   6,200      546,375
Andrew Corp. .............................................   4,100      217,556
Anheuser Busch Cos., Inc. ................................  34,300    1,372,000
Aon Corp. ................................................   7,400      459,725
Apple Computer, Inc. .....................................   8,500      177,437
Applied Materials, Inc. ..................................  12,300      442,031
Archer Daniels Midland Co. ...............................  37,400      822,800
Armco, Inc. ..............................................   7,300       30,112
Armstrong World Inds., Inc. ..............................   2,800      194,600
Asarco, Inc. .............................................   2,900       72,137
Ashland, Inc. ............................................   4,400      193,050
AT&T Corp. ............................................... 111,300    4,841,550
Atlantic Richfield Co. ...................................  11,000    1,457,500
Autodesk, Inc. ...........................................   3,100       86,800
Automatic Data Processing, Inc. ..........................  19,900      853,212
AutoZone, Inc. ...........................................  10,100      277,750
Avery Dennison Corp. .....................................   7,200      254,700
Avon Products, Inc. ......................................   9,100      519,837

                                                           SHARES     VALUE
                                                           ------- ------------
Baker Hughes, Inc. .......................................   9,900 $    341,550
Ball Corp.................................................   2,100       54,600
Baltimore Gas & Electric Co. .............................  10,100      270,175
Banc One Corp.............................................  29,400    1,264,200
Bank of Boston Corp.......................................  10,500      674,625
Bank of New York, Inc. ...................................  26,900      907,875
BankAmerica Corp..........................................  24,600    2,453,850
Bankers Trust New York Corp...............................   5,600      483,000
Bard (C.R.), Inc. ........................................   3,900      109,200
Barnett Banks, Inc. ......................................  13,400      551,075
Barrick Gold Corp.........................................  24,500      704,375
Battle Mountain Gold Co. .................................  15,400      105,875
Bausch & Lomb, Inc. ......................................   3,800      133,000
Baxter International, Inc. ...............................  18,700      766,700
Bay Networks, Inc. .......................................  13,300      277,637
Becton Dickinson & Co. ...................................   8,600      373,025
Bell Atlantic Corp. ......................................  30,100    1,948,975
BellSouth Corp............................................  68,200    2,753,575
Bemis Co. ................................................   3,600      132,750
Beneficial Corp...........................................   3,700      234,487
Bethlehem Steel Corp......................................   7,700       69,300
Beverly Enterprises, Inc. ................................   6,800       86,700
Biomet, Inc. .............................................   7,900      119,487
Black & Decker Corp.......................................   6,000      180,750
Block (H & R), Inc. ......................................   7,100      205,900
Boatmen's Bancshares, Inc. ...............................  10,600      683,700
Boeing Co. ...............................................  24,600    2,616,867
Boise Cascade Corp........................................   3,300      104,775
Boston Scientific Corp....................................  12,200      732,000
Briggs & Stratton Corp....................................   2,000       88,000
Bristol-Myers Squibb Co. .................................  34,400    3,741,000
Brown-Forman Corp. Cl B...................................   4,700      215,025
Browning Ferris Inds., Inc. ..............................  14,600      383,250
Brunswick Corp............................................   6,800      163,200
Burlington Northern Santa Fe..............................  10,500      906,937
Burlington Resources, Inc. ...............................   8,600      433,225
Cabletron Systems, Inc. ..................................  10,700      355,775
Caliber System, Inc ......................................   2,700       51,975
Campbell Soup Co. ........................................  16,100    1,292,025
Carolina Power & Light Co. ...............................  10,400      379,600
Case Corp.................................................   5,000      272,500
Caterpillar, Inc. ........................................  13,200      993,300
Centex Corp. .............................................   2,000       75,250
Central & South West Corp. ...............................  14,500      371,562
Ceridian Corp. ...........................................   4,700      190,350
Champion International Corp. .............................   6,600      285,450
Charming Shoppes, Inc. ...................................   7,200       36,450
Chase Manhattan Corp. ....................................  30,100    2,686,425
Chevron Corp. ............................................  44,800    2,912,000
Chrysler Corp. ...........................................  50,000    1,650,000
Chubb Corp. ..............................................  12,000      645,000
CIGNA Corp. ..............................................   5,200      710,450
Cincinnati Milacron, Inc. ................................   2,700       59,062
Cinergy Corp. ............................................  10,800      360,450

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
INDEXED PORTION (CONT'D):
Circuit City Stores, Inc. ................................   6,700 $    201,837
Cisco Systems, Inc. ......................................  44,600    2,837,675
Citicorp..................................................  32,300    3,326,900
Clorox Co. ...............................................   3,500      351,312
Coastal Corp. ............................................   7,200      351,900
Coca-Cola Co. ............................................ 170,900    8,993,612
Cognizant Corp. ..........................................  11,700      386,100
Colgate-Palmolive Co. ....................................  10,100      931,725
Columbia Gas System, Inc. ................................   3,800      241,775
Columbia HCA Healthcare Corp. ............................  46,100    1,878,575
Comcast Corp. Cl A........................................  22,400      399,000
Comerica, Inc. ...........................................   7,400      387,575
Compaq Computer Corp. ....................................  18,600    1,381,050
Computer Associates Intl., Inc. ..........................  25,100    1,248,725
Computer Sciences Corp. ..................................   5,200      427,050
Conagra, Inc. ............................................  16,500      820,875
Conrail, Inc. ............................................   5,500      547,937
Consolidated Edison Co NY, Inc. ..........................  16,100      470,925
Consolidated Natural Gas Co. .............................   6,500      359,125
Cooper Industries.........................................   7,400      311,725
Cooper Tire & Rubber Co. .................................   5,700      112,575
Coors (Adolph) Co. Cl B...................................   2,600       49,400
CoreStates Financial Corp. ...............................  15,300      793,687
Corning, Inc. ............................................  15,800      730,750
CPC International, Inc. ..................................   9,900      767,250
Crane Co. ................................................   3,200       92,800
Crown Cork & Seal Co., Inc. ..............................   8,800      478,500
CSX Corp. ................................................  14,900      629,525
CUC International, Inc. ..................................  27,000      641,250
Cummins Engine, Inc. .....................................   2,700      124,200
CVS Corp. ................................................   7,300      302,037
Cyprus Amax Minerals Co. .................................   6,400      149,600
Dana Corp. ...............................................   7,000      228,375
Darden Restaurants, Inc. .................................  10,800       94,500
Data General Corp. .......................................   2,700       39,150
Dayton Hudson Corp. ......................................  14,900      584,825
Dean Witter Discover & Co. ...............................  11,000      728,750
Deere & Co. ..............................................  17,700      719,062
Dell Computer Corp. ......................................  12,400      658,750
Delta Air Lines, Inc. ....................................   5,100      361,462
Deluxe Corp. .............................................   5,700      186,675
Digital Equipment Corp. ..................................  10,600      385,575
Dillard Dept. Stores, Inc. ...............................   7,800      240,825
Disney (Walt) Co. ........................................  46,600    3,244,525
Dominion Resources, Inc. .................................  12,400      477,400
Donnelley (R.R.) & Sons Co. ..............................  10,300      323,162
Dover Corp. ..............................................   7,700      386,925
Dow Chemical Co. .........................................  16,700    1,308,862
Dow Jones & Co., Inc. ....................................   6,600      223,575
Dresser Industries, Inc. .................................  12,100      375,100
DSC Communications Corp. .................................   8,100      144,787
DTE Energy Co. ...........................................  10,000      323,750

                                                           SHARES     VALUE
                                                           ------- ------------
Du Pont (E.I.) De Nemours.................................  38,700 $  3,652,312
Duke Power Co. ...........................................  13,800      638,250
Dun & Bradstreet Corp. ...................................  11,700      277,875
Eastern Enterprises.......................................   1,400       49,525
Eastman Chemical Co. .....................................   5,300      292,825
Eastman Kodak Co. ........................................  22,900    1,837,725
Eaton Corp. ..............................................   5,300      369,675
Echlin, Inc. .............................................   4,300      135,987
Echo Bay Mines, Ltd. .....................................   9,600       63,600
Ecolab, Inc. .............................................   4,400      165,550
Edison International......................................  29,800      592,275
EG&G, Inc. ...............................................   3,300       66,412
EMC Corp. ................................................  16,000      530,000
Emerson Electric Co. .....................................  15,400    1,489,950
Engelhard Corp. ..........................................   9,900      189,337
Enron Corp. ..............................................  17,500      754,687
Enserch Corp. ............................................   4,800      110,400
Entergy Corp. ............................................  15,900      441,225
Exxon Corp. ..............................................  85,300    8,359,400
Federal Express Corp. ....................................   7,800      347,100
Federal Home Loan Mtge Corp. .............................  12,300    1,354,537
Federal National Mtge. Assn. .............................  75,000    2,793,750
Federated Department Stores...............................  14,300      487,987
Fifth Third Bancorp.......................................   7,300      458,531
First Bank System, Inc. ..................................   9,200      627,900
First Chicago NBD Corp. ..................................  21,900    1,177,125
First Data Corp. .........................................  30,700    1,120,550
First Union Corp. ........................................  19,500    1,443,000
Fleet Financial Group, Inc. ..............................  18,000      897,750
Fleetwood Enterprises, Inc. ..............................   2,400       66,000
Fleming Cos., Inc. .......................................   2,600       44,850
Fluor Corp. ..............................................   5,700      357,675
FMC Corp. ................................................   2,600      182,325
Ford Motor Co. ...........................................  81,400    2,594,625
Foster Wheeler Corp. .....................................   2,800      103,950
FPL Group, Inc. ..........................................  12,600      579,600
Freeport-McMoran Copper Cl B..............................  13,300      397,337
Frontier Corp. ...........................................  11,200      253,400
Fruit of the Loom, Inc. ..................................   5,300      200,737
Gannett, Inc. ............................................   9,700      726,287
Gap, Inc. ................................................  19,500      587,437
General Dynamics Corp. ...................................   4,300      303,150
General Electric Co. ..................................... 113,100   11,182,762
General Instrument Corp. .................................   9,400      203,275
General Mills, Inc. ......................................  10,800      684,450
General Motors Corp. .....................................  51,900    2,893,425
General Re Corp. .........................................   5,700      899,175
General Signal Corp. .....................................   3,400      145,350
Genuine Parts Co. ........................................   8,300      369,350
Georgia Pacific Corp. ....................................   6,300      453,600
Giant Food, Inc. .........................................   4,100      141,450
Giddings & Lewis, Inc. ...................................   2,300       29,612
Gillette Co. .............................................  30,600    2,379,150
Golden West Financial Corp. ..............................   3,900      246,187

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
INDEXED PORTION (CONT'D):
Goodrich (B.F.) Co. ......................................   3,700 $    149,850
Goodyear Tire & Rubber Co. ...............................  10,700      549,712
GPU Inc. .................................................   8,300      279,087
Grainger (W.W.), Inc. ....................................   3,600      288,900
Great Atl. & Pac. Tea Co. ................................   2,600       82,875
Great Lakes Chemical Corp. ...............................   4,300      201,025
Great Western Financial Corp. ............................   9,500      275,500
Green Tree Financial Corp. ...............................   9,400      363,075
GTE Corp. ................................................  66,100    3,007,550
Guidant Corp. ............................................   5,000      285,000
Halliburton Co. ..........................................   8,600      518,150
Harcourt General, Inc. ...................................   4,900      226,012
Harland (John H.) Co. ....................................   2,100       69,300
Harnischfeger Industries, Inc. ...........................   3,400      163,625
Harrah's Entertainment, Inc. .............................   7,100      141,112
Harris Corp. .............................................   2,700      185,287
Hasbro, Inc. .............................................   5,900      229,362
Heinz (H.J.) Co. .........................................  25,300      904,475
Helmerich & Payne, Inc. ..................................   1,700       88,612
Hercules, Inc. ...........................................   7,000      302,750
Hershey Foods Corp. ......................................  10,500      459,375
Hewlett-Packard Co. ......................................  69,800    3,507,450
HFS Inc. .................................................   8,800      525,800
Hilton Hotels Corp. ......................................  16,900      441,512
Home Depot, Inc. .........................................  33,000    1,654,125
Homestake Mining Co. .....................................  10,100      143,925
Honeywell, Inc. ..........................................   8,700      572,025
Household International, Inc. ............................   6,700      618,075
Houston Industries, Inc. .................................  16,100      364,262
Humana, Inc. .............................................  11,200      214,200
Illinois Tool Works, Inc. ................................   8,500      678,937
Inco Ltd. ................................................  11,600      369,750
Ingersoll Rand Co. .......................................   7,500      333,750
Inland Steel, Inc. .......................................   3,400       68,000
Intel Corp. ..............................................  56,400    7,384,875
Intergraph Corp. .........................................   3,300       33,825
International Paper Co. ..................................  20,600      831,725
Interpublic Group of Cos., Inc. ..........................   5,600      266,000
Intl. Business Machines Corp. ............................  35,500    5,360,500
Intl. Flavors & Fragrances................................   7,600      342,000
ITT Corp. ................................................   8,000      347,000
ITT Hartford Group, Inc. .................................   8,100      546,750
ITT Industries, Inc. .....................................   8,100      198,450
James River Corp. of VA...................................   5,900      195,437
Jefferson-Pilot Corp. ....................................   4,900      277,462
Johnson & Johnson.........................................  91,500    4,552,125
Johnson Controls, Inc. ...................................   2,800      232,050
Jostens, Inc. ............................................   2,700       57,037
Kaufman & Broad Home Corp. ...............................   2,700       34,762
Kellogg Co. ..............................................  14,500      951,562
Kerr-McGee Corp. .........................................   3,300      237,600
KeyCorp...................................................  15,500      782,750

                                                           SHARES     VALUE
                                                           ------- ------------
Kimberly Clark Corp. .....................................  19,400 $  1,847,850
King World Productions, Inc. .............................   2,600       95,875
Kmart Corp. ..............................................  33,200      344,450
Knight-Ridder, Inc. ......................................   6,400      244,800
Kroger Corp. .............................................   8,700      404,550
Laidlaw, Inc. Cl B........................................  21,600      248,400
Lilly (Eli) & Co. ........................................  37,900    2,766,700
Limited (The), Inc. ......................................  18,600      341,775
Lincoln National Corp. ...................................   7,200      378,000
Liz Claiborne, Inc. ......................................   4,900      189,262
Lockheed Martin Corp. ....................................  13,200    1,207,800
Loews Corp. ..............................................   7,900      744,575
Longs Drug Stores, Inc. ..................................   1,300       63,862
Louisiana Land & Exploration..............................   2,300      123,337
Louisiana-Pacific Corp. ..................................   7,500      158,437
Lowe's Companies, Inc. ...................................  11,900      422,450
LSI Logic Corp. ..........................................   8,800      235,400
Lucent Technologies, Inc. ................................  43,700    2,021,125
Mallinckrodt, Inc. .......................................   5,100      225,037
Manor Care, Inc. .........................................   4,300      116,100
Marriott International, Inc. .............................   8,800      486,200
Marsh & McLennan Cos., Inc. ..............................   4,900      509,600
Masco Corp. ..............................................  11,000      396,000
Mattel, Inc. .............................................  18,700      518,925
May Department Stores Co. ................................  17,300      808,775
Maytag Corp. .............................................   6,900      136,275
MBIA Inc. ................................................   3,000      303,750
MBNA Corp. ...............................................  15,300      634,950
McDermott International, Inc. ............................   3,800       63,175
McDonald's Corp. .........................................  47,900    2,167,475
McDonnell Douglas Corp. ..................................  14,600      934,400
McGraw-Hill Cos., Inc. ...................................   6,800      313,650
MCI Communications Corp. .................................  47,000    1,536,312
Mead Corp. ...............................................   3,600      209,250
Medtronic, Inc. ..........................................  16,500    1,122,000
Mellon Bank Corp. ........................................   8,900      631,900
Mercantile Stores, Inc. ..................................   2,500      123,437
Merck & Co., Inc. ........................................  82,800    6,561,900
Meredith Corp. ...........................................   1,800       94,950
Merrill Lynch & Co., Inc. ................................  11,300      920,950
MGIC Investment Corp. ....................................   4,000      304,000
Micron Technology, Inc. ..................................  14,300      416,487
Microsoft Corp. ..........................................  82,100    6,783,512
Millipore Corp. ..........................................   3,000      124,125
Minnesota Mining & Mfg. Co. ..............................  28,700    2,378,512
Mobil Corp. ..............................................  27,100    3,312,975
Monsanto Co. .............................................  40,400    1,570,550
Moore Corp., Ltd. ........................................   6,900      140,587
Morgan (J.P.) & Co., Inc. ................................  12,800    1,249,600
Morgan Stanley Group, Inc. ...............................  10,500      599,812
Morton International, Inc. ...............................   9,800      399,350
Motorola, Inc. ...........................................  40,700    2,497,962
NACCO Industries, Inc. Cl A...............................     600       32,100
Nalco Chemical Co. .......................................   4,600      166,175

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
INDEXED PORTION (CONT'D):
National City Corp. ......................................  15,200 $    682,100
National Semiconductor Corp. .............................   9,500      231,562
National Service Industries...............................   3,300      123,337
NationsBank Corp..........................................  19,700    1,925,675
Navistar International Corp. .............................   5,100       46,537
New York Times Co. Cl A ..................................   6,600      250,800
Newell Co. ...............................................  10,900      343,350
Newmont Mining Corp. .....................................   6,800      304,300
Niagara Mohawk Power Corp. ...............................   9,900       97,762
Nicor, Inc. ..............................................   3,400      121,550
Nike, Inc. Cl B ..........................................  19,800    1,183,050
NorAm Energy Corp. .......................................   9,400      144,525
Nordstrom, Inc. ..........................................   5,600      198,450
Norfolk Southern Corp. ...................................   8,600      752,500
Northern States Power Co. ................................   4,700      215,612
Northern Telecom, Ltd. ...................................  17,700    1,095,187
Northrop Grumman Corp. ...................................   4,000      331,000
Norwest Corp. ............................................  25,400    1,104,900
Novell, Inc. .............................................  23,600      223,463
Nucor Corp. ..............................................   6,000      306,000
NYNEX Corp. ..............................................  30,200    1,453,375
Occidental Petroleum Corp. ...............................  22,600      528,275
Ohio Edison Co. ..........................................  10,500      238,875
Oneok, Inc. ..............................................   1,900       57,000
Oracle Corp. .............................................  45,100    1,882,925
Oryx Energy Co. ..........................................   7,200      178,200
Owens Corning ............................................   3,500      149,187
Paccar, Inc. .............................................   2,700      183,600
Pacific Enterprises ......................................   5,800      176,175
Pacific Telesis Group ....................................  29,400    1,080,450
PacifiCorp ...............................................  20,200      414,100
Pall Corp. ...............................................   7,900      201,450
PanEnergy Corp. ..........................................  10,400      468,000
Parker Hannifin Corp. ....................................   5,100      197,625
Peco Energy Co. ..........................................  15,300      386,325
Penney (J.C.) Co., Inc. ..................................  15,800      770,250
Pennzoil Co. .............................................   3,200      180,800
Peoples Energy Corp. .....................................   2,400       81,300
Pep Boys-Manny, Moe & Jack ...............................   4,300      132,225
Pepsico, Inc. ............................................ 106,700    3,120,975
Perkin-Elmer Corp. .......................................   3,000      176,625
Pfizer, Inc. .............................................  44,300    3,671,362
PG & E Corp. .............................................  28,300      594,300
Pharmacia & Upjohn, Inc. .................................  34,900    1,382,912
Phelps Dodge Corp. .......................................   4,500      303,750
Phillip Morris Cos., Inc. ................................  55,900    6,295,737
Phillips Petroleum Co. ...................................  18,100      800,925
Pioneer Hi-Bred Intl., Inc. ..............................   5,700      399,000
Pitney Bowes, Inc. .......................................  10,200      555,900
Placer Dome, Inc. ........................................  16,400      356,700
PNC Bank Corp. ...........................................  23,400      880,425
Polaroid Corp. ...........................................   3,100      134,850

                                                           SHARES     VALUE
                                                           ------- ------------
Potlatch Corp. ...........................................   2,000 $     86,000
PP&L Resources, Inc. .....................................  11,100      255,300
PPG Industries, Inc. .....................................  12,600      707,175
Praxair, Inc. ............................................  10,700      493,537
Price/Costco, Inc. .......................................  13,500      339,187
Proctor & Gamble Co. .....................................  46,800    5,031,000
Providian Corp. ..........................................   6,400      328,800
Public Svc. Enterprise Group .............................  16,400      446,900
Pulte Corp. ..............................................   1,600       49,200
Quaker Oats Co. ..........................................   9,300      354,562
Ralston Purina Co. .......................................   7,300      535,637
Raychem Corp. ............................................   3,100      248,387
Raytheon Co. .............................................  16,200      779,625
Reebok International Ltd. ................................   3,800      159,600
Republic New York Corp. ..................................   3,800      310,175
Reynold's Metals Co. .....................................   4,400      248,050
Rite-Aid Corp. ...........................................   8,400      333,900
Rockwell Intl Corp. ......................................  15,000      913,125
Rohm & Haas Co. ..........................................   4,400      359,150
Rowan Cos., Inc. .........................................   5,900      133,487
Royal Dutch Petroleum Co. ................................  36,800    6,283,600
Rubbermaid, Inc. .........................................  10,300      234,325
Russell Corp. ............................................   2,600       77,350
Ryder System, Inc. .......................................   5,600      157,500
Safeco Corp. .............................................   8,700      343,106
Safety Kleen Corp. .......................................   4,000       65,500
Salomon, Inc. ............................................   7,500      353,437
Santa Fe Energy Resources, Inc. ..........................   6,200       86,025
Sante Fe Pacific Gold Corp. ..............................   9,000      138,375
Sara Lee Corp. ...........................................  33,200    1,236,700
SBC Communications, Inc. .................................  41,500    2,147,625
Schering-Plough Corp. ....................................  25,400    1,644,650
Schlumberger, Ltd. .......................................  16,900    1,687,887
Scientific-Atlanta, Inc. .................................   5,300       79,500
Seagate Technology, Inc. .................................  17,300      683,350
Seagram, Ltd. ............................................  25,600      992,000
Sears Roebuck & Co. ......................................  26,900    1,240,762
Service Corp. International ..............................  16,200      453,600
Shared Medical Systems Corp. .............................   1,600       78,800
Sherwin-Williams Co. .....................................   5,900      330,400
Sigma Aldrich Corp. ......................................   3,400      212,287
Silicon Graphics, Inc. ...................................  12,000      306,000
Snap-On, Inc. ............................................   4,200      149,625
Sonat, Inc. ..............................................   5,900      303,850
Southern Co. .............................................  46,300    1,047,537
Southwest Airlines Co. ...................................  10,000      221,250
Springs Industries, Inc. Cl A ............................   1,400       60,200
Sprint Corp. .............................................  29,600    1,180,300
St. Jude Medical, Inc. ...................................   5,600      238,700
St. Paul Companies (The) .................................   5,700      334,162
Stanley Works ............................................   6,100      164,700
Stone Container Corp. ....................................   6,800      101,150
Stride Rite Corp. ........................................   3,400       34,000
Sun Co., Inc. ............................................   5,000      121,875

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                            SHARES    VALUE
                                                            ------ ------------
INDEXED PORTION (CONT'D):
Sun Microsystems, Inc. .................................... 25,200 $    647,325
Suntrust Banks, Inc. ...................................... 15,300      753,525
Supervalu, Inc. ...........................................  4,600      130,525
Sysco Corp. ............................................... 12,300      401,287
Tandem Computers, Inc. ....................................  8,100      111,375
Tandy Corp. ...............................................  4,000      176,000
Tektronix, Inc. ...........................................  2,300      117,875
Tele-Communications, Inc. Cl A ............................ 45,600      595,650
Tellabs, Inc. ............................................. 12,300      462,787
Temple-Inland, Inc. .......................................  3,800      205,675
Tenet Healthcare Corp. .................................... 14,900      325,937
Tenneco, Inc. ............................................. 11,700      527,962
Texaco, Inc. .............................................. 18,200    1,785,875
Texas Instruments, Inc. ................................... 13,000      828,750
Texas Utilities Co. ....................................... 15,400      627,550
Textron, Inc. .............................................  5,700      537,225
Thermo Electron Corp. ..................................... 10,100      416,625
Thomas & Betts Corp. ......................................  3,600      159,750
Time Warner, Inc. ......................................... 39,100    1,466,250
Times Mirror Co. Cl A .....................................  6,800      338,300
Timken Co. ................................................  2,100       96,337
TJX Cos., Inc. ............................................  5,300      251,087
Torchmark Corp. ...........................................  4,800      242,400
Toys R Us, Inc. ........................................... 18,800      564,000
Transamerica Corp. ........................................  4,600      363,400
Travelers Group, Inc. ..................................... 44,000    1,996,499
Tribune Co. ...............................................  4,200      331,275
Trinova Corp. .............................................  1,900       69,112
TRW, Inc. .................................................  8,700      430,650
Tupperware Corp. ..........................................  4,300      230,587
Tyco Labs, Inc. ........................................... 10,800      571,050
U.S. Bancorp .............................................. 10,400      467,350
U.S. Life Corp. ...........................................  2,400       79,800
U.S. Surgical Corp. .......................................  4,300      169,312
U.S. West Media Group ..................................... 42,900      793,650
U.S. West Communications Group ............................ 32,800    1,057,800
Unicom Corp. .............................................. 14,800      401,450
Unilever N.V. ............................................. 11,000    1,927,750
Union Camp Corp. ..........................................  4,800      229,200
Union Carbide Corp. .......................................  8,700      355,612

                                                            SHARES     VALUE
                                                            ------- ------------
Union Electric Co. ........................................   7,000 $    269,500
Union Pacific Corp. .......................................  16,800    1,010,100
Union Pacific Resources Grp. ..............................  17,200      503,099
Unisys Corp. ..............................................  12,000       81,000
United Healthcare Corp. ...................................  12,600      567,000
United Technologies Corp. .................................  16,500    1,089,000
Unocal Corp. ..............................................  17,200      698,750
UNUM Corp. ................................................   5,000      361,250
USAir Group, Inc. .........................................   4,400      102,850
USF&G Corp. ...............................................   7,900      164,912
UST, Inc. .................................................  12,800      414,400
USX-Marathon Group ........................................  19,700      470,337
USX-U.S. Steel Group, Inc.  ...............................   5,800      181,975
V F Corp. .................................................   4,400      297,000
Viacom, Inc. ..............................................  24,300      847,476
W.R. Grace & Co. ..........................................   6,100      315,675
Wachovia Corp. ............................................  11,300      638,450
Wal-Mart Stores, Inc. ..................................... 157,500    3,602,812
Walgreen Co. ..............................................  16,900      676,000
Warner-Lambert Co. ........................................  18,600    1,395,000
Wells Fargo & Co. .........................................   6,400    1,726,453
Wendy's International, Inc. ...............................   8,900      182,450
Western Atlas, Inc. .......................................   3,700      262,237
Westinghouse Electric Corp. ...............................  29,000      576,375
Westvaco Corp. ............................................   7,000      201,250
Weyerhaeuser Co. ..........................................  13,600      644,300
Whirlpool Corp. ...........................................   5,100      237,787
Whitman Corp. .............................................   7,100      162,412
Willamette Industries, Inc. ...............................   3,800      264,575
Williams Cos., Inc. .......................................  10,800      405,000
Winn-Dixie Stores, Inc. ...................................  10,400      328,900
WMX Technologies, Inc. ....................................  33,300    1,086,412
Woolworth Corp. ...........................................   9,200      201,250
WorldCom, Inc. ............................................  28,100      732,356
Worthington Industries, Inc. ..............................   6,200      112,375
Wrigley (Wm.) Jr. Co. .....................................   8,000      450,000
Xerox Corp. ...............................................  22,300    1,173,602
                                                                    ------------
TOTAL INDEXED PORTION-- COMMON STOCKS
 (Cost: $253,067,266) 61.0%........................................  387,206,933
                                                                    ------------

                                                           FACE
                                         RATE  MATURITY   AMOUNT
                                         ----  -------- ----------
SHORT-TERM DEBT SECURITIES:
U.S. Government(*)
 U.S. Treasury Bill..................... 5.00% 05/15/97 $  310,000      304,191
                                                                   ------------
Commercial Paper (0.2%)
 Merrill Lynch & Co., Inc............... 6.50  01/02/97  1,527,000    1,526,620
                                                                   ------------
TOTAL INDEXED--SHORT-TERM DEBT SECURITIES
 (Cost: $1,830,915) 0.3%.........................................     1,830,811
                                                                   ------------
TOTAL INDEXED PORTION
 (Cost: $254,898,181) 61.3%......................................   389,037,744
                                                                   ------------

-------
* Less than .1%

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
ACTIVE PORTION:
COMMON STOCKS
Basic Materials (0.9%)
 Delta & Pine Land Co. ................................... 140,000 $  4,480,000
 Millenium Chemical Inc*..................................  55,900      992,225
 Titanium Metals Corporation*.............................  11,900      391,212
                                                                   ------------
                                                                      5,863,437
                                                                   ------------
Consumer, Cyclical (9.9%)
 American Greetings Corp. Cl A............................  56,300    1,597,512
 Atlas Air, Inc.*.........................................   7,800      372,450
 Block (H & R), Inc.......................................  45,000    1,305,000
 Blyth Industries, Inc.*..................................  11,600      529,250
 Borg-Warner Automotive, Inc..............................  80,000    3,080,000
 Brunswick Corp...........................................  62,000    1,488,000
 Callaway Golf Co......................................... 155,000    4,456,250
 Cinar Films, Inc. Cl B*..................................  40,000    1,040,000
 Compucom Systems, Inc.*..................................  18,300      196,725
 Cross-Continent Auto Retailers*..........................  18,300      382,012
 Designer Holdings Ltd*...................................  20,000      322,500
 Eastman Kodak Co.........................................  18,555    1,489,038
 Fine Host Corp*..........................................  19,000      365,750
 Finlay Enterprises, Inc.*................................  86,000    1,333,000
 First Alert, Inc.*....................................... 100,000      337,500
 Footstar, Inc.*..........................................  25,000      621,875
 Gannett, Inc.............................................  17,600    1,317,800
 Golden Bear Golf, Inc.*..................................  69,500      781,875
 Harold's Stores, Inc.*...................................  37,900      544,812
 Jones Apparel Group, Inc.*...............................  21,000      784,875
 Landry's Seafood Restaurant*.............................  36,400      778,050
 Loehmann's Holdings, Inc.*...............................  18,000      414,000
 Loewen Group, Inc........................................  20,550      804,018
 Lone Star Steakhouse*....................................  40,700    1,088,725
 Masco Corp...............................................  33,500    1,206,000
 May Department Stores Co. ...............................  30,100    1,407,175
 Midwest Express Holdings, Inc.*..........................  55,000    1,980,000
 Nautica Enterprises, Inc.*...............................  14,000      353,500
 Norton McNaughton, Inc.*.................................  87,000      739,500
 OfficeMax, Inc.*.........................................  35,000      371,875
 Outback Steakhouse, Inc.*................................   5,200      139,100
 PetSmart Inc.*...........................................  10,200      223,125
 Prime Hospitality Corp*..................................  25,000      403,125
 Quiksilver Inc*..........................................  11,400      243,675
 Ryder System, Inc........................................  39,500    1,110,937
 St. John Knits, Inc...................................... 168,800    7,342,800
 Stage Stores Inc*........................................  14,400      262,800
 Tandy Corp. .............................................  32,000    1,408,000
 The Men's Wearhouse, Inc.*...............................  15,000      367,500
 The Sports Authority Inc*................................  43,300      941,775
 Tiffany & Co............................................. 158,500    5,805,062
 Toll Brothers Inc*....................................... 102,000    1,989,000
 Tommy Hilfiger Corp.*....................................   6,600      316,800
 Tower Automotive, Inc.*.................................. 123,000    3,843,750

                                                           SHARES     VALUE
                                                           ------- ------------
 Unitog Co. ..............................................  83,000 $  2,261,750
 West Marine, Inc.*.......................................  30,000      847,500
 Whirlpool Corp...........................................  28,600    1,333,475
 Xerox Corp. .............................................  41,900    2,204,987
                                                                   ------------
                                                                     62,534,228
                                                                   ------------
Consumer, Non-Cyclical (3.9%)
 Access Health, Inc.*.....................................  17,000      760,750
 American Stores Co. .....................................  47,800    1,953,825
 Biochem Pharma, Inc.*....................................  11,600      582,900
 Biopsys Medical, Inc.*...................................  21,300      463,275
 CompDent Corp.*..........................................  22,600      796,650
 Conagra, Inc. ...........................................  32,000    1,592,000
 Conmed Corp.*............................................  61,000    1,250,500
 ESC Medical Systems Ltd.*................................  21,200      540,600
 Heartport, Inc.*.........................................   9,000      205,875
 Hologic, Inc*............................................  40,800    1,009,800
 Intercardia, Inc.*.......................................   3,500       75,250
 Kimberly-Clark Corp. ....................................  15,720    1,497,330
 Lincare Holdings, Inc.*..................................  19,000      779,000
 Mentor Corp. ............................................  19,600      578,200
 Novartis*................................................  22,386    1,281,598
 Pharmacia & Upjohn, Inc.*................................  38,100    1,509,712
 Phillip Morris Cos., Inc. ...............................  20,700    2,331,337
 PhyCor, Inc.*............................................  22,500      638,437
 Physician Sales & Service, Inc.*.........................  23,000      330,625
 Rural/Metro Corp.*.......................................  15,500      558,000
 Serologicals Corp.*......................................  10,000      353,750
 Sola International, Inc.*................................ 111,000    4,218,000
 Steris Corp.*............................................  17,500      761,250
 Target Therapeutics, Inc.*...............................  11,000      462,000
                                                                   ------------
                                                                     24,530,664
                                                                   ------------
Energy (1.6%)
 Kerr-McGee Corp. ........................................  19,200    1,382,400
 Mobil Corp. .............................................  11,000    1,344,750
 Oceaneering Int'l, Inc.*................................. 130,000    2,063,750
 Repsol S.A. ADR..........................................  56,775    2,164,546
 Royal Dutch Petroleum Co. ...............................   8,100    1,383,075
 Union Pacific Resources Grp. ............................  20,496      599,508
 USX-Marathon Group.......................................  58,400    1,394,300
                                                                   ------------
                                                                     10,332,329
                                                                   ------------
Financial (3.5%)
 Ahmanson (H.F.) & Co. ...................................  34,951    1,135,907
 American Int'l. Group, Inc.*.............................  29,300    3,171,725
 Aon Corp. ...............................................  21,000    1,304,625
 Citicorp.................................................  49,000    5,047,000
 Keystone Financial, Inc.*................................  74,750    1,868,750
 Loews Corp. .............................................  15,900    1,498,575
 National Golf Properties, Inc. ..........................  40,000    1,265,000
 NationsBank Corp. .......................................  18,000    1,759,500
 Providian Corp. .........................................  29,100    1,495,012

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
ACTIVE PORTION (CONT'D):
 Summit Bancorp...........................................  58,900 $  2,576,875
 The Money Store, Inc. ...................................  34,500      953,062
                                                                   ------------
                                                                     22,076,031
                                                                   ------------
Industrial (5.2%)
 Acxiom Corp.*............................................  25,000      600,000
 AGCO Corp. ..............................................  75,000    2,146,875
 Applied Materials, Inc.*.................................  47,300    1,699,843
 Burlington Northern Santa Fe.............................  17,711    1,529,787
 Checkfree Corp*..........................................  70,000    1,198,750
 Coach USA, Inc.*.........................................  35,000    1,015,000
 Crown Cork & Seal Co., Inc. .............................  26,400    1,435,500
 Cymer, Inc.*.............................................  28,000    1,347,500
 Employee Solutions, Inc.*................................  30,000      615,000
 FactSet Research Systems, Inc.*..........................  22,600      474,600
 First Data Corp. ........................................  91,982    3,357,343
 Forrester Research Inc.*.................................   3,300       84,975
 Foster Wheeler Corp. ....................................  38,500    1,429,312
 Greenfield Industries Inc. ..............................  45,000    1,378,125
 Hardinge, Inc. ..........................................  86,000    2,289,750
 HBO & Co. ...............................................  10,800      641,250
 Metromail Corp.*.........................................  14,000      255,500
 National Data Corp. .....................................  12,000      522,000
 Parker Hannifin Corp. ...................................  35,000    1,356,250
 PMT Services, Inc.*......................................  13,700      239,750
 Quick Response Services, Inc.*...........................  19,200      547,200
 Quintiles Transnational Corp.*...........................   8,700      576,375
 Railtex, Inc.*...........................................  50,500    1,275,125
 Sealed Air Corp.*........................................  22,000      915,750
 Union Pacific Corp. .....................................  24,200    1,455,025
 Uniphase Corporation*....................................  10,000      525,000
 United Waste Systems, Inc.*..............................  28,000      962,500
 USA Waste Services, Inc.*................................  50,000    1,593,750
 Whittman-Hart, Inc.*.....................................  32,000      820,000
 Wyman-Gordon Co.*........................................  24,000      534,000
                                                                   ------------
                                                                     32,821,835
                                                                   ------------
Technology (12.6%)
 3Com Corp.*.............................................. 139,700   10,250,487
 Adaptec, Inc.*...........................................  21,000      840,000
 Ascend Communications, Inc.*.............................  18,700    1,161,737
 Atmel Corp.*............................................. 100,600    3,332,375
 Auspex Systems, Inc.*....................................  17,800      206,925
 Bay Networks, Inc.*...................................... 105,750    2,207,531
 CBT Group PLC*...........................................  10,000      542,500
 Cellpro, Inc.*...........................................  30,000      375,000
 Checkpoint Systems*......................................  23,400      579,150
 Cisco Systems, Inc.*..................................... 142,500    9,066,562
 Citrix Systems, Inc.*....................................  16,800      656,250
 ClinTrials, Inc.*........................................  10,500      238,875
 Compaq Computer Corp.*...................................  62,500    4,640,625
 Compuware Corp.*.........................................  20,000    1,002,500

                                                           SHARES     VALUE
                                                           ------- ------------
 Curative Health Services Inc.*...........................   7,800 $    215,962
 Digital Microwave Corp.*.................................  34,400      958,900
 DSP Communications, Inc.*................................  36,800      713,000
 Electronics For Imaging, Inc.*...........................  13,000    1,069,250
 Glenayre Technologies, Inc.*.............................  20,362      439,055
 Greenwich Air Services, Inc. B*..........................  26,000      578,500
 INCYTE Pharmaceuticals, Inc.*............................  14,000      721,000
 Infinity Financial Tech., Inc.*..........................   5,200       89,700
 Information Mgmt Resources*..............................  20,000      422,500
 Inso Corp.*..............................................  10,200      405,450
 Integrated Systems, Inc.*................................  14,200      369,200
 Intel Corp.*.............................................  62,000    8,118,125
 Intl. Business Machines Corp. ...........................  20,276    3,061,676
 Keane, Inc.*.............................................  22,400      711,200
 Learning Company Inc*....................................  30,500      438,437
 Linear Technology Corp. .................................  65,500    2,873,812
 Maxim Integrated Products, Inc.*.........................  68,500    2,962,625
 Medic Computer Systems, Inc.*............................  28,500    1,148,906
 Minnesota Mining & Mfg. Co. .............................  20,490    1,698,108
 Motorola, Inc. ..........................................  34,000    2,086,750
 Network Appliance, Inc.*.................................   6,500      330,687
 Parametric Technology Co.*...............................  18,000      924,750
 PictureTel Corp.*........................................  25,000      650,000
 Raster Graphics, Inc.*...................................  34,500      409,687
 Raytheon Co.*............................................  26,576    1,278,970
 S3, Inc.*................................................  38,000      617,500
 Saville Systems PLC-Spon ADR*............................  16,200      658,125
 Structural Dynamics Research*............................  43,300      866,000
 Sun Microsystems, Inc.*.................................. 200,000    5,137,500
 Systemsoft Corp.*........................................  22,600      336,175
 Tellabs, Inc.*...........................................  28,000    1,053,500
 U.S. Robotics Corp.*.....................................  23,300    1,677,600
 Videoserver Inc.*........................................  28,200    1,198,500
 Waters Corp.*............................................  17,300      525,487
 Xilinx, Inc.*............................................  17,000      625,812
                                                                   ------------
                                                                     80,472,966
                                                                   ------------
Utilities (1.0%)
 British Telecom PLC--Spon ADR*...........................  10,000      686,250
 Edison International.....................................  38,000      755,250
 LCI International, Inc.*.................................  22,100      475,150
 MCI Communications Corp. ................................  48,300    1,578,806
 PG & E Corp. ............................................  30,600      642,600
 SBC Communications, Inc. ................................  27,000    1,397,250
 Tele Danmark A/S--ADR....................................  22,500      613,125
                                                                   ------------
                                                                      6,148,431
                                                                   ------------
TOTAL ACTIVE PORTION--
 COMMON STOCKS
 (Cost: $173,147,656) 38.6%.......................................  244,779,921
                                                                   ------------

-------
* Non-income producing security.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                            FACE
                                           RATE  MATURITY  AMOUNT     VALUE
                                           ----  -------- -------- ------------
ACTIVE PORTION (CONT'D):
SHORT-TERM DEBT SECURITIES:
Commercial Paper (0.1%)
 Ford Motor Credit Corp. ................. 5.88% 01/02/97 $300,000 $    299,951
 Merrill Lynch & Co., Inc................. 6.50  01/02/97  320,000      319,942
                                                                   ------------
                                                                        619,893
                                                                   ------------
TOTAL ACTIVE PORTION SHORT-TERM DEBT SECURITIES
 (Cost: $619,893) 0.1%...........................................       619,893
                                                                   ------------
TOTAL ACTIVE PORTION
 (Cost: $173,767,549) 38.7%......................................   245,399,814
                                                                   ------------
TOTAL INVESTMENTS
 (Cost: $428,665,730) 100.0%.....................................  $634,437,558
                                                                   ============

-------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 1996:

                                           EXPIRATION UNDERLYING FACE UNREALIZED
                                              DATE    AMOUNT AT VALUE    GAIN
                                           ---------- --------------- ----------
PURCHASED
2 S&P 500 Stock Index Futures Contracts... March 1997    $744,500       $6,350
                                                         ========       ======

The face value of futures purchased and outstanding as percentage of total investment in securities--0.1%

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
INDEX PORTION:
COMMON STOCKS
3Com Corp. ...............................................   2,900 $    212,787
Abbott Laboratories.......................................  12,900      654,675
Advanced Micro Devices, Inc. .............................   2,300       59,225
Aetna, Inc. ..............................................   2,500      200,000
Ahmanson (H.F.) & Co. ....................................   1,700       55,250
Air Products & Chemicals Corp. ...........................   1,800      124,425
Airtouch Communications, Inc. ............................   8,300      209,575
Alberto Culver Co. Cl B...................................     500       24,000
Albertson's, Inc. ........................................   4,200      149,625
Alcan Aluminum Ltd. ......................................   3,700      124,412
Alco Standard Corp. ......................................   2,200      113,575
Alexander & Alexander Svcs. ..............................     700       12,162
Allegheny Teledyne Inc. ..................................   2,900       66,700
Allergan, Inc. ...........................................   1,100       39,187
AlliedSignal, Inc. .......................................   4,700      314,900
Allstate Corp. ...........................................   7,400      428,275
Alltel Corp. .............................................   3,100       97,262
Aluminum Co. of America...................................   2,900      184,875
Alza Corp. ...............................................   1,400       36,225
Amdahl Corp. .............................................   2,000       24,250
Amerada Hess Corp. .......................................   1,500       86,812
American Brands, Inc. ....................................   2,800      138,950
American Electric Power Co. ..............................   3,100      127,487
American Express Co. .....................................   7,800      440,700
American General Corp. ...................................   3,400      138,975
American Greetings Corp. Cl A.............................   1,200       34,050
American Home Products Corp. .............................  10,600      621,425
American Int'l. Group, Inc. ..............................   7,800      844,350
American Stores Co. ......................................   2,400       98,100
Ameritech Corp. ..........................................   9,100      551,687
Amgen, Inc. ..............................................   4,400      239,250
Amoco Corp. ..............................................   8,200      660,100
Amp, Inc. ................................................   3,600      138,150
AMR Corp. ................................................   1,500      132,187
Andrew Corp. .............................................   1,000       53,062
Anheuser Busch Cos., Inc. ................................   8,300      332,000
Aon Corp. ................................................   1,800      111,825
Apple Computer, Inc. .....................................   2,100       43,837
Applied Materials, Inc. ..................................   3,000      107,812
Archer Daniels Midland Co. ...............................   9,000      198,000
Armco, Inc. ..............................................   1,800        7,425
Armstrong World Inds., Inc. ..............................     700       48,650
Asarco, Inc. .............................................     700       17,412
Ashland, Inc. ............................................   1,100       48,262
AT&T Corp. ...............................................  26,800    1,165,800
Atlantic Richfield Co. ...................................   2,700      357,750
Autodesk, Inc. ...........................................     800       22,400
Automatic Data Processing, Inc. ..........................   4,800      205,800
AutoZone, Inc. ...........................................   2,700       74,250
Avery Dennison Corp. .....................................   1,800       63,675
Avon Products, Inc. ......................................   2,200      125,675

                                                           SHARES     VALUE
                                                           ------- ------------
Baker Hughes, Inc. .......................................   2,400 $     82,800
Ball Corp. ...............................................     500       13,000
Baltimore Gas & Electric Co. .............................   2,400       64,200
Banc One Corp. ...........................................   7,100      305,300
Bank of Boston Corp. .....................................   2,500      160,625
Bank of New York, Inc. ...................................   6,500      219,375
BankAmerica Corp. ........................................   5,900      588,525
Bankers Trust New York Corp. .............................   1,400      120,750
Bard (C.R.), Inc. ........................................     900       25,200
Barnett Banks, Inc. ......................................   3,200      131,600
Barrick Gold Corp. .......................................   5,900      169,625
Battle Mountain Gold Co. .................................   3,700       25,437
Bausch & Lomb, Inc. ......................................     900       31,500
Baxter International, Inc. ...............................   4,500      184,500
Bay Networks, Inc. .......................................   3,200       66,800
Becton Dickinson & Co. ...................................   2,100       91,087
Bell Atlantic Corp. ......................................   7,200      466,200
BellSouth Corp. ..........................................  16,400      662,150
Bemis Co. ................................................     900       33,187
Beneficial Corp. .........................................     900       57,037
Bethlehem Steel Corp. ....................................   1,800       16,200
Beverly Enterprises, Inc. ................................   1,600       20,400
Biomet, Inc. .............................................   1,900       28,737
Black & Decker Corp. .....................................   1,500       45,187
Block (H & R), Inc. ......................................   1,700       49,300
Boatmen's Bancshares, Inc. ...............................   2,600      167,700
Boeing Co. ...............................................   5,900      627,612
Boise Cascade Corp. ......................................     800       25,400
Boston Scientific Corp. ..................................   2,900      174,000
Briggs & Stratton Corp. ..................................     500       22,000
Bristol-Myers Squibb Co. .................................   8,300      902,625
Brown-Forman Corp. Cl B...................................   1,100       50,325
Browning Ferris Inds., Inc. ..............................   3,500       91,875
Brunswick Corp. ..........................................   1,600       38,400
Burlington Northern Santa Fe..............................   2,500      215,937
Burlington Resources, Inc. ...............................   2,100      105,787
Cabletron Systems, Inc. ..................................   2,600       86,450
Caliber System, Inc. .....................................     600       11,550
Campbell Soup Co. ........................................   3,900      312,975
Carolina Power & Light Co. ...............................   2,500       91,250
Case Corp. ...............................................   1,200       65,400
Caterpillar, Inc. ........................................   3,200      240,800
Centex Corp. .............................................     500       18,812
Central & South West Corp. ...............................   3,500       89,687
Ceridian Corp. ...........................................   1,100       44,550
Champion International Corp. .............................   1,600       69,200
Charming Shoppes, Inc. ...................................   1,700        8,606
Chase Manhattan Corp. ....................................   7,300      651,525
Chevron Corp. ............................................  10,800      702,000
Chrysler Corp. ...........................................  12,100      399,300
Chubb Corp. ..............................................   2,900      155,875
CIGNA Corp. ..............................................   1,200      163,950
Cincinnati Milacron, Inc. ................................     700       15,312
Cinergy Corp. ............................................   2,600       86,781

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
INDEX PORTION (CONT'D):
Circuit City Stores, Inc. ................................   1,600 $     48,200
Cisco Systems, Inc. ......................................  10,700      680,787
Citicorp..................................................   7,800      803,400
Clorox Co.  ..............................................     900       90,337
Coastal Corp. ............................................   1,700       83,087
Coca-Cola Co. ............................................  41,200    2,168,150
Cognizant Corp. ..........................................   2,800       92,400
Colgate-Palmolive Co. ....................................   2,400      221,400
Columbia Gas System, Inc. ................................     900       57,262
Columbia HCA Healthcare Corp. ............................  11,100      452,325
Comcast Corp. Cl A........................................   5,400       96,187
Comerica, Inc. ...........................................   1,800       94,275
Compaq Computer Corp.  ...................................   4,500      334,125
Computer Associates Intl., Inc.  .........................   6,000      298,500
Computer Sciences Corp. ..................................   1,300      106,762
Conagra, Inc. ............................................   4,000      199,000
Conrail, Inc. ............................................   1,300      129,512
Consolidated Edison Co NY, Inc. ..........................   3,900      114,075
Consolidated Natural Gas Co.  ............................   1,600       88,400
Cooper Industries.........................................   1,800       75,825
Cooper Tire & Rubber Co. .................................   1,400       27,650
Coors (Adolph) Co. Cl B...................................     600       11,400
CoreStates Financial Corp. ...............................   3,700      191,937
Corning, Inc. ............................................   3,800      175,750
CPC International, Inc. ..................................   2,400      186,000
Crane Co. ................................................     425       12,325
Crown Cork & Seal Co., Inc. ..............................   2,100      114,187
CSX Corp.  ...............................................   3,600      152,100
CUC International, Inc. ..................................   6,500      154,375
Cummins Engine, Inc. .....................................     700       32,200
CVS Corp. ................................................   1,700       70,337
Cyprus Amax Minerals Co. .................................   1,500       35,062
Dana Corp. ...............................................   1,700       55,462
Darden Restaurants, Inc. .................................   2,600       22,750
Data General Corp. .......................................     600        8,700
Dayton Hudson Corp. ......................................   3,600      141,300
Dean Witter Discover & Co.  ..............................   2,700      178,875
Deere & Co. ..............................................   4,300      174,687
Dell Computer Corp. ......................................   3,000      159,375
Delta Air Lines, Inc. ....................................   1,200       85,050
Deluxe Corp.  ............................................   1,400       45,850
Digital Equipment Corp. ..................................   2,600       94,575
Dillard Dept. Stores, Inc.  ..............................   1,900       58,662
Disney (Walt) Co. ........................................  11,200      779,799
Dominion Resources, Inc. .................................   3,000      115,500
Donnelley (R.R.) & Sons Co. ..............................   2,500       78,437
Dover Corp. ..............................................   1,900       95,475
Dow Chemical Co.  ........................................   4,000      313,500
Dow Jones & Co., Inc. ....................................   1,600       54,200
Dresser Industries, Inc. .................................   2,900       89,900
DSC Communications Corp.  ................................   1,900       33,962
DTE Energy Co.  ..........................................   2,400       77,700

                                                           SHARES     VALUE
                                                           ------- ------------
Du Pont (E.I.) De Nemours.................................   9,300 $    877,687
Duke Power Co. ...........................................   3,300      152,625
Dun & Bradstreet Corp. ...................................   2,800       66,500
Eastern Enterprises.......................................     300       10,612
Eastman Chemical Co. .....................................   1,300       71,825
Eastman Kodak Co. ........................................   5,500      441,375
Eaton Corp. ..............................................   1,300       90,675
Echlin, Inc. .............................................   1,000       31,625
Echo Bay Mines, Ltd. .....................................   2,300       15,237
Ecolab, Inc. .............................................   1,100       41,387
Edison International......................................   7,200      143,100
EG&G, Inc. ...............................................     800       16,100
EMC Corp. ................................................   3,900      129,187
Emerson Electric Co. .....................................   3,700      357,975
Engelhard Corp. ..........................................   2,400       45,900
Enron Corp. ..............................................   4,200      181,125
Enserch Corp. ............................................   1,200       27,600
Entergy Corp. ............................................   3,800      105,450
Exxon Corp. ..............................................  20,600    2,018,800
Fannie Mae................................................  18,100      674,225
Federal Express Corp. ....................................   1,900       84,550
Federal Home Loan Mtge Corp. .............................   3,000      330,375
Federated Department Stores...............................   3,400      116,025
Fifth Third Bancorp.......................................   1,800      113,062
First Bank System, Inc. ..................................   2,200      150,150
First Chicago NBD Corp. ..................................   5,300      284,875
First Data Corp. .........................................   7,400      270,100
First Union Corp. ........................................   4,700      347,800
Fleet Financial Group, Inc. ..............................   4,300      214,462
Fleetwood Enterprises, Inc. ..............................     600       16,500
Fleming Cos., Inc. .......................................     600       10,350
Fluor Corp. ..............................................   1,400       87,850
FMC Corp. ................................................     600       42,075
Ford Motor Co. ...........................................  19,600      624,750
Foster Wheeler Corp. .....................................     700       25,987
FPL Group, Inc. ..........................................   3,000      138,000
Freeport-McMoran Copper Cl B .............................   3,200       95,600
Frontier Corp. ...........................................   3,000       67,875
Fruit of the Loom, Inc.  .................................   1,300       49,237
Gannett, Inc. ............................................   2,300      172,212
Gap, Inc. ................................................   4,700      141,587
General Dynamics Corp. ...................................   1,000       70,500
General Electric Co. .....................................  27,300    2,699,287
General Instrument Corp. .................................   2,300       49,737
General Mills, Inc. ......................................   2,600      164,775
General Motors Corp.  ....................................  12,500      696,875
General Re Corp. .........................................   1,400      220,850
General Signal Corp. .....................................     800       34,200
Genuine Parts Co.  .......................................   2,000       89,000
Georgia Pacific Corp. ....................................   1,500      108,000
Giant Food, Inc. .........................................   1,000       34,500
Giddings & Lewis, Inc. ...................................     500        6,437
Gillette Co. .............................................   7,400      575,350
Golden West Financial Corp. ..............................     900       56,812

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
INDEX PORTION (CONT'D):
Goodrich (B.F.) Co. ......................................     900 $     36,450
Goodyear Tire & Rubber Co. ...............................   2,600      133,575
GPU Inc. .................................................   2,000       67,250
Grainger (W.W.), Inc. ....................................     900       72,225
Great Atl. & Pac. Tea Co. ................................     600       19,125
Great Lakes Chemical Corp. ...............................   1,000       46,750
Great Western Financial Corp. ............................   2,300       66,700
Green Tree Financial Corp. ...............................   2,300       88,837
GTE Corp. ................................................  15,900      723,450
Guidant Corp. ............................................   1,400       79,800
Halliburton Co. ..........................................   2,100      126,525
Harcourt General, Inc. ...................................   1,200       55,350
Harland (John H.) Co. ....................................     500       16,500
Harnischfeger Industries, Inc. ...........................     800       38,500
Harrah's Entertainment, Inc. .............................   1,700       33,787
Harris Corp. .............................................     600       41,175
Hasbro, Inc. .............................................   1,400       54,425
Heinz (H.J.) Co. .........................................   6,100      218,075
Helmerich & Payne, Inc. ..................................     400       20,850
Hercules, Inc. ...........................................   1,700       73,525
Hershey Foods Corp. ......................................   2,500      109,375
Hewlett-Packard Co. ......................................  16,800      844,200
HFS Inc. .................................................   2,100      125,475
Hilton Hotels Corp. ......................................   4,000      104,500
Home Depot, Inc. .........................................   8,000      401,000
Homestake Mining Co. .....................................   2,400       34,200
Honeywell, Inc. ..........................................   2,100      138,075
Household International, Inc. ............................   1,600      147,600
Houston Industries, Inc. .................................   3,900       88,237
Humana, Inc. .............................................   2,700       51,637
Illinois Tool Works, Inc. ................................   2,000      159,750
Inco Ltd. ................................................   2,800       89,250
Ingersoll Rand Co. .......................................   1,800       80,100
Inland Steel, Inc. .......................................     800       16,000
Intel Corp. ..............................................  13,600    1,780,750
Intergraph Corp. .........................................     800        8,200
International Paper Co. ..................................   5,000      201,875
Interpublic Group of Cos., Inc. ..........................   1,300       61,750
Intl. Business Machines Corp. ............................   8,600    1,298,600
Intl. Flavors & Fragrances ...............................   1,800       81,000
ITT Corp. ................................................   1,900       82,412
ITT Hartford Group, Inc. .................................   1,900      128,250
ITT Industries, Inc. .....................................   2,000       49,000
James River Corp. of VA ..................................   1,400       46,375
Jefferson-Pilot Corp. ....................................   1,200       67,950
Johnson & Johnson ........................................  22,000    1,094,500
Johnson Controls, Inc. ...................................     700       58,012
Jostens, Inc. ............................................     600       12,675
Kaufman & Broad Home Corp. ...............................     600        7,725
Kellogg Co. ..............................................   3,500      229,687
Kerr-McGee Corp. .........................................     800       57,600
KeyCorp ..................................................   3,700      186,850

                                                           SHARES     VALUE
                                                           ------- ------------
Kimberly Clark Corp. .....................................   4,700 $    447,675
King World Productions, Inc. .............................     600       22,125
Kmart Corp. ..............................................   8,000       83,000
Knight-Ridder, Inc. ......................................   1,600       61,200
Kroger Corp. .............................................   2,100       97,650
Laidlaw, Inc. Cl B .......................................   5,200       59,800
Lilly (Eli) & Co. ........................................   9,100      664,300
Limited (The), Inc. ......................................   4,500       82,687
Lincoln National Corp. ...................................   1,700       89,250
Liz Claiborne, Inc. ......................................   1,200       46,350
Lockheed Martin Corp. ....................................   3,200      292,800
Loews Corp. ..............................................   1,900      179,075
Longs Drug Stores, Inc. ..................................     300       14,737
Louisiana Land & Exploration..............................     600       32,175
Louisiana-Pacific Corp. ..................................   1,800       38,025
Lowe's Companies, Inc. ...................................   2,900      102,950
LSI Logic Corp. ..........................................   2,100       56,175
Lucent Technologies, Inc. ................................  10,500      485,625
Mallinckrodt, Inc. .......................................   1,200       52,950
Manor Care, Inc. .........................................   1,000       27,000
Marriott International, Inc. .............................   2,100      116,025
Marsh & McLennan Cos., Inc. ..............................   1,200      124,800
Masco Corp. ..............................................   2,700       97,200
Mattel, Inc. .............................................   4,500      124,875
May Department Stores Co. ................................   4,200      196,350
Maytag Corp. .............................................   1,700       33,575
MBIA Inc. ................................................     700       70,875
MBNA Corp. ...............................................   3,700      153,550
McDermott International, Inc. ............................     900       14,962
McDonald's Corp. .........................................  11,500      520,375
McDonnell Douglas Corp. ..................................   3,500      224,000
McGraw-Hill Cos., Inc. ...................................   1,600       73,800
MCI Communications Corp. .................................  11,300      369,368
Mead Corp. ...............................................     900       52,312
Medtronic, Inc. ..........................................   4,000      272,000
Mellon Bank Corp. ........................................   2,100      149,100
Mercantile Stores, Inc. ..................................     600       29,625
Merck & Co., Inc. ........................................  20,000    1,585,000
Meredith Corp. ...........................................     400       21,100
Merrill Lynch & Co., Inc. ................................   2,700      220,050
MGIC Investment Corp. ....................................   1,000       76,000
Micron Technology, Inc. ..................................   3,500      101,937
Microsoft Corp. ..........................................  19,800    1,635,975
Millipore Corp. ..........................................     700       28,962
Minnesota Mining & Mfg. Co. ..............................   6,900      571,837
Mobil Corp. ..............................................   6,500      794,625
Monsanto Co. .............................................   9,700      377,087
Moore Corp., Ltd. ........................................   1,700       34,637
Morgan (J.P.) & Co., Inc. ................................   3,100      302,637
Morgan Stanley Group, Inc. ...............................   2,500      142,812
Morton International, Inc. ...............................   2,400       97,800
Motorola, Inc. ...........................................   9,800      601,475
NACCO Industries, Inc. Cl A...............................     100        5,350
Nalco Chemical Co. .......................................   1,100       39,737

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
INDEX PORTION (CONT'D):
National City Corp. ......................................   3,700 $    166,037
National Semiconductor Corp. .............................   2,300       56,062
National Service Industries...............................     800       29,900
NationsBank Corp. ........................................   4,800      469,200
Navistar International Corp. .............................   1,200       10,950
New York Times Co. Cl A ..................................   1,600       60,800
Newell Co. ...............................................   2,600       81,900
Newmont Mining Corp. .....................................   1,600       71,600
Niagara Mohawk Power Corp. ...............................   2,400       23,700
Nicor, Inc. ..............................................     800       28,600
Nike, Inc. Cl B ..........................................   4,800      286,800
NorAm Energy Corp. .......................................   2,300       35,362
Nordstrom, Inc. ..........................................   1,300       46,068
Norfolk Southern Corp. ...................................   2,100      183,750
Northern States Power Co. ................................   1,100       50,462
Northern Telecom, Ltd. ...................................   4,300      266,062
Northrop Grumman Corp. ...................................   1,000       82,750
Norwest Corp. ............................................   6,100      265,350
Novell, Inc. .............................................   5,700       53,972
Nucor Corp. ..............................................   1,500       76,500
NYNEX Corp. ..............................................   7,300      351,312
Occidental Petroleum Corp. ...............................   5,400      126,225
Ohio Edison Co. ..........................................   2,500       56,875
Oneok, Inc. ..............................................     500       15,000
Oracle Corp. .............................................  10,900      455,075
Oryx Energy Co. ..........................................   1,700       42,075
Owens Corning.............................................     900       38,362
Paccar, Inc. .............................................     600       40,800
Pacific Enterprises ......................................   1,400       42,525
Pacific Telesis Group ....................................   7,100      260,925
PacifiCorp ...............................................   4,900      100,450
Pall Corp. ...............................................   1,900       48,450
PanEnergy Corp. ..........................................   2,500      112,500
Parker Hannifin Corp. ....................................   1,200       46,500
Peco Energy Co. ..........................................   3,700       93,425
Penney (J.C.) Co., Inc. ..................................   3,800      185,250
Pennzoil Co. .............................................     800       45,200
Peoples Energy Corp. .....................................     600       20,325
Pep Boys-Manny, Moe & Jack................................   1,000       30,750
Pepsico, Inc. ............................................  25,700      751,725
Perkin-Elmer Corp. .......................................     700       41,212
Pfizer, Inc. .............................................  10,700      886,762
PG & E Corp. .............................................   6,800      142,800
Pharmacia & Upjohn, Inc. .................................   8,400      332,850
Phelps Dodge Corp. .......................................   1,100       74,250
Phillip Morris Cos., Inc. ................................  13,500    1,520,437
Phillips Petroleum Co. ...................................   4,400      194,700
Pioneer Hi-Bred Intl., Inc. ..............................   1,400       98,000
Pitney Bowes, Inc. .......................................   2,500      136,250
Placer Dome, Inc. ........................................   4,000       87,000
PNC Bank Corp. ...........................................   5,600      210,700
Polaroid Corp. ...........................................     800       34,800

                                                           SHARES     VALUE
                                                           ------- ------------
Potlatch Corp. ...........................................     500 $     21,500
PP&L Resources, Inc. .....................................   2,700       62,100
PPG Industries, Inc. .....................................   3,000      168,375
Praxair, Inc. ............................................   2,600      119,925
Price/Costco, Inc. .......................................   3,300       82,912
Proctor & Gamble Co. .....................................  11,300    1,214,750
Providian Corp. ..........................................   1,600       82,200
Public Svc. Enterprise Group..............................   3,900      106,275
Pulte Corp. ..............................................     400       12,300
Quaker Oats Co. ..........................................   2,200       83,875
Ralston Purina Co. .......................................   1,800      132,075
Raychem Corp. ............................................     700       56,087
Raytheon Co. .............................................   3,900      187,687
Reebok International Ltd. ................................     900       37,800
Republic New York Corp. ..................................     900       73,462
Reynold's Metals Co. .....................................   1,100       62,012
Rite-Aid Corp. ...........................................   2,000       79,500
Rockwell Intl Corp .......................................   3,600      219,150
Rohm & Haas Co. ..........................................   1,100       89,787
Rowan Cos., Inc. .........................................   1,400       31,675
Royal Dutch Petroleum Co. ................................   8,900    1,519,675
Rubbermaid, Inc. .........................................   2,500       56,875
Russell Corp. ............................................     600       17,850
Ryder System, Inc. .......................................   1,400       39,375
Safeco Corp. .............................................   2,100       82,818
Safety Kleen Corp. .......................................   1,000       16,375
Salomon, Inc. ............................................   1,800       84,825
Santa Fe Energy Resources, Inc ...........................   1,500       20,812
Sante Fe Pacific Gold Corp. ..............................   2,200       33,825
Sara Lee Corp. ...........................................   8,000      298,000
SBC Communications, Inc. .................................  10,000      517,500
Schering-Plough Corp. ....................................   6,100      394,975
Schlumberger, Ltd. .......................................   4,100      409,487
Scientific-Atlanta, Inc. .................................   1,300       19,500
Seagate Technology, Inc. .................................   4,100      161,950
Seagram, Ltd. ............................................   6,200      240,250
Sears Roebuck & Co. ......................................   6,500      299,812
Service Corp. International...............................   3,900      109,200
Shared Medical Systems Corp. .............................     400       19,700
Sherwin-Williams Co. .....................................   1,400       78,400
Sigma Aldrich Corp. ......................................     800       49,950
Silicon Graphics, Inc. ...................................   2,900       73,950
Snap-On, Inc. ............................................   1,000       35,625
Sonat, Inc. ..............................................   1,400       72,100
Southern Co. .............................................  11,200      253,400
Southwest Airlines Co. ...................................   2,400       53,100
Springs Industries, Inc. Cl A ............................     300       12,900
Sprint Corp. .............................................   7,100      283,112
St. Jude Medical, Inc. ...................................   1,300       55,412
St. Paul Companies (The) .................................   1,400       82,075
Stanley Works.............................................   1,500       40,500
Stone Container Corp. ....................................   1,600       23,800
Stride Rite Corp. ........................................     800        8,000
Sun Co., Inc. ............................................   1,200       29,250

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
INDEX PORTION (CONT'D):
Sun Microsystems, Inc. ...................................   6,100 $    156,693
Suntrust Banks, Inc. .....................................   3,700      182,225
Supervalu, Inc. ..........................................   1,100       31,212
Sysco Corp. ..............................................   3,000       97,875
Tandem Computers, Inc. ...................................   2,000       27,500
Tandy Corp. ..............................................   1,000       44,000
Tektronix, Inc. ..........................................     500       25,625
Tele-Communications, Inc. Cl A............................  11,000      143,687
Tellabs, Inc. ............................................   3,000      112,875
Temple-Inland, Inc. ......................................     900       48,712
Tenet Healthcare Corp. ...................................   3,600       78,750
Tenneco, Inc. ............................................   2,800      126,350
Texaco, Inc. .............................................   4,400      431,750
Texas Instruments, Inc. ..................................   3,100      197,625
Texas Utilities Co. ......................................   3,700      150,775
Textron, Inc. ............................................   1,400      131,950
Thermo Electron Corp. ....................................   2,700      111,375
Thomas & Betts Corp. .....................................     900       39,937
Time Warner, Inc. ........................................   9,400      352,500
Times Mirror Co. Cl A.....................................   1,600       79,600
Timken Co. ...............................................     500       22,937
TJX Cos., Inc. ...........................................   1,300       61,587
Torchmark Corp. ..........................................   1,200       60,600
Toys R Us, Inc. ..........................................   4,500      135,000
Transamerica Corp. .......................................   1,100       86,900
Travelers Group, Inc. ....................................  10,600      480,974
Tribune Co. ..............................................   1,000       78,875
Trinova Corp. ............................................     500       18,187
TRW, Inc. ................................................   2,100      103,950
Tupperware Corp. .........................................   1,000       53,625
Tyco Labs, Inc. ..........................................   2,600      137,475
U.S. Bancorp .............................................   2,500      112,343
U.S. Life Corp. ..........................................     600       19,950
U.S. Surgical Corp. ......................................   1,000       39,375
U.S. West Communications Group............................   7,900      254,775
U.S. West Media Group.....................................  10,300      190,550
Unicom Corp. .............................................   3,600       97,650
Unilever N.V. ............................................   2,600      455,650
Union Camp Corp. .........................................   1,200       57,300
Union Carbide Corp. ......................................   2,100       85,837

                                                            SHARES     VALUE
                                                            ------- ------------
Union Electric Co. ........................................   1,700 $     65,450
Union Pacific Corp. .......................................   4,100      246,512
Union Pacific Resources Grp. ..............................   4,100      119,925
Unisys Corp. ..............................................   2,900       19,575
United Healthcare Corp. ...................................   3,000      135,000
United Technologies Corp. .................................   4,000      264,000
Unocal Corp. ..............................................   4,100      166,562
UNUM Corp. ................................................   1,200       86,700
USAir Group, Inc. .........................................   1,100       25,712
USF&G Corp. ...............................................   1,900       39,662
UST, Inc. .................................................   3,100      100,362
USX-Marathon Group.........................................   4,800      114,600
USX-U.S. Steel Group, Inc. ................................   1,400       43,925
V F Corp. .................................................   1,100       74,250
Viacom, Inc. ..............................................   5,901      205,786
W.R. Grace & Co. ..........................................   1,500       77,625
Wachovia Corp. ............................................   2,700      152,550
Wal-Mart Stores, Inc. .....................................  38,000      869,250
Walgreen Co. ..............................................   4,100      164,000
Warner-Lambert Co. ........................................   4,500      337,500
Wells Fargo & Co. .........................................   1,500      404,732
Wendy's International, Inc. ...............................   2,100       43,050
Western Atlas, Inc. .......................................     900       63,787
Westinghouse Electric Corp. ...............................   7,000      139,125
Westvaco Corp. ............................................   1,700       48,875
Weyerhaeuser Co. ..........................................   3,300      156,337
Whirlpool Corp. ...........................................   1,200       55,950
Whitman Corp. .............................................   1,700       38,887
Willamette Industries, Inc. ...............................     900       62,662
Williams Cos., Inc. .......................................   2,550       95,625
Winn-Dixie Stores, Inc. ...................................   2,500       79,062
WMX Technologies, Inc. ....................................   8,000      261,000
Woolworth Corp. ...........................................   2,200       48,125
WorldCom, Inc. ............................................   6,800      177,225
Worthington Industries, Inc. ..............................   1,500       27,187
Wrigley (Wm.) Jr. Co. .....................................   1,900      106,875
Xerox Corp. ...............................................   5,400      284,241
                                                                    ------------
TOTAL INDEX PORTION--
 COMMON STOCKS
 (Cost: $72,879,503) 91.5%.........................................   93,375,768
                                                                    ------------

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           FACE
                                         RATE  MATURITY   AMOUNT      VALUE
                                         ----  -------- ---------- ------------
ACTIVE PORTION:
---------------
SHORT-TERM DEBT SECURITIES:
U.S. Government (0.3%)
 U.S. Treasury Bill..................... 5.0%  03/20/97 $   20,000 $     19,788
 U.S. Treasury Bill..................... 5.0   05/29/97    115,000      112,586
 U.S. Treasury Bill..................... 5.0   05/15/97    135,000      132,425
 U.S. Treasury Bill..................... 4.9   01/09/97     50,000       49,945
                                                                   ------------
                                                                        314,744
                                                                   ------------
Commercial Paper (8.2%)
 Warner-Lambert Co...................... 6.0   01/07/97  2,147,000    2,144,853
 Allied Signal, Inc. ................... 6.1   01/02/97  1,806,000    1,805,694
 Ford Motor Credit Corp................. 5.7   01/02/97  2,647,000    2,646,579
 General Electric Capital Corp.......... 6.0   01/02/97  1,805,000    1,804,699
                                                                   ------------
                                                                      8,401,825
                                                                   ------------
TOTAL ACTIVE PORTION -- SHORT-TERM DEBT SECURITIES
 (Cost: $8,716,669) 8.5%.........................................     8,716,569
                                                                   ------------
TOTAL INVESTMENTS
 (Cost: $81,596,172) 100.0%......................................  $102,092,337
                                                                   ============

-------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 1996:

                                                     UNDERLYING FACE UNREALIZED
                                     EXPIRATION DATE AMOUNT AT VALUE    LOSS
                                     --------------- --------------- ----------
PURCHASED
22 S&P 500 Stock Index Futures Con-
 tracts.............................   March 1997      $8,189,500     $(32,300)
                                                       ==========     ========

The face value of futures purchased and outstanding as percentage of total investment in securities--8.0%.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                              FACE
                           RATE   MATURITY   AMOUNT       VALUE
                           -----  -------- ----------- ------------
LONG-TERM DEBT
 SECURITIES:
U.S. Government (17.5%)
 U.S. Treasury Bond......   6.75% 08/15/26 $ 6,500,000 $  6,548,750
 U.S. Treasury Note......   5.13  04/30/98   5,000,000    4,961,700
 U.S. Treasury Note......   4.75  09/30/98   5,000,000    4,910,950
 U.S. Treasury Note......   6.50  08/15/05  25,000,000   25,160,250
 U.S. Treasury Note......   5.00  01/31/98  15,000,000   14,894,550
                                                       ------------
                                                         56,476,200
                                                       ------------
Agencies/Government--
 Other (18.0%)
 City of New York........  10.00  08/01/05   2,000,000    2,266,200
 City of New York Taxable
  Prerefunded............   9.50  06/01/09   3,265,000    3,669,533
 City of New York Taxable
  Unrefunded.............   9.50  06/01/09   1,735,000    1,982,064
 Connecticut Housing Fin.
  Auth. .................   7.63  05/15/21   2,500,000    2,388,525
 Federal Home Loan Mtge.
  Corp. .................   8.00  07/15/06     953,011      977,426
 Federal Home Loan Mtge.
  Corp. .................   7.95  02/15/20   1,153,160    1,173,697
 Federal Home Loan Mtge.
  Corp. .................   8.50  02/15/21   3,007,772    3,061,341
 Federal Home Loan Mtge.
  Corp. .................   7.50  06/15/19   3,913,841    3,970,082
 Federal Home Loan Mtge.
  Corp. .................   7.25  02/15/19     834,253      838,683
 Federal National Mtge
  Assn. .................   8.95  09/25/19     579,647      591,419
 Federal National Mtge
  Assn. .................   7.50  01/25/19     460,314      462,040
 Federal National Mtge
  Assn. .................   7.00  08/25/20     540,000      543,202
 Federal National Mtge
  Assn. .................   8.50  08/25/18   1,399,456    1,410,385
 Federal National Mtge
  Assn. .................   7.95  11/25/19     728,821      736,334
 Federal National Mtge
  Assn. .................   7.50  06/25/20     496,025      499,898
 Federal National Mtge
  Assn. .................   7.50  04/25/20   1,426,642    1,434,659
 Federal National Mtge
  Assn. .................   7.75  10/25/00     925,000      925,860
 Federal National Mtge
  Assn. .................   8.15  08/25/05     800,000      816,496
 Pulaski County, Arkansas
  PFB....................   7.50  01/01/07     515,244      539,975
 Republic of Iceland.....   6.13  02/01/04   5,000,000    4,825,700
 State of California.....   8.15  09/01/01   1,000,000    1,063,750
 Suffolk County, New
  York...................   5.80  11/01/04   4,000,000    3,761,720
 Suffolk County, New
  York...................   5.88  11/01/05   4,000,000    3,738,320
 Swedish Export Credit...   9.88  03/15/38   6,000,000    6,512,640
 Tennessee Valley
  Authority..............   7.85  06/15/44  10,000,000   10,197,500
                                                       ------------
                                                         58,387,449
                                                       ------------
Basic Materials (3.2%)
 Fletcher Challenge Ltd..   9.00  09/15/99   2,000,000    2,106,000
 Inco Ltd................   9.60  06/15/22   7,500,000    8,172,300
                                                       ------------
                                                         10,278,300
                                                       ------------
Consumer, Cyclical (8.3%)
 Centex Corp.............   7.38  06/01/05   5,000,000    4,863,650
 Costco Wholesale Corp...   5.75  05/15/02   5,000,000    4,850,000
 Fruit of the Loom, Inc..   7.88  10/15/99   1,000,000    1,024,810
 Gannett, Inc............   5.85  05/01/00   3,500,000    3,436,405
 Nordstrom, Inc..........   8.88  02/15/98   1,500,000    1,544,415
 Shopko Stores, Inc......   9.00  11/15/04   5,000,000    4,860,600
 V F Corp................   9.25  05/01/22   1,000,000    1,103,820
 Valassis Communication,
  Inc....................   9.55  12/01/03   5,000,000    5,203,200
                                                       ------------
                                                         26,886,900
                                                       ------------

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           FACE
                                        RATE   MATURITY   AMOUNT       VALUE
                                        -----  -------- ----------- ------------
Consumer, Non-Cyclical (5.7%)
 McKesson Corp.........................  8.63% 02/01/98 $ 1,000,000 $  1,019,330
 Ralston Purina Co. ...................  8.63  02/15/22   7,500,000    8,343,075
 Rhone-Poulenc S A.....................  6.75  10/15/99   2,500,000    2,520,275
 Rhone-Poulenc S A.....................  7.75  01/15/02   3,000,000    3,104,160
 Whitman Corp. ........................  7.63  06/15/15   3,500,000    3,535,000
                                                                    ------------
                                                                      18,521,840
                                                                    ------------
Energy (4.7%)
 Southern Union Co. ...................  7.60  02/01/24  10,000,000    9,778,300
 Tosco Corp............................  8.25  05/15/03   5,000,000    5,296,750
                                                                    ------------
                                                                      15,075,050
                                                                    ------------
Financial (14.0%)
 Aristar, Inc. ........................  8.88  08/15/98   2,000,000    2,081,460
 Berkley (W.R.) Corp...................  8.70  01/01/22   5,000,000    5,495,600
 British Gas Financial, Inc............  8.75  03/15/98   3,000,000    3,087,990
 Fairfax Financial Holdings............  8.25  10/01/15   2,500,000    2,599,925
 Heller Financial, Inc. ...............  9.13  08/01/99   2,000,000    2,118,860
 Kemper Corp. .........................  8.80  11/01/98   2,500,000    2,604,725
 Progressive Corp. of Ohio............. 10.00  12/15/00   1,500,000    1,674,660
 Rodamco NV............................  7.75  05/15/15   5,000,000    5,124,050
 Roosevelt Fed. Svgs. & Ln. Assn. ..... 10.13  04/15/18   3,000,000    3,129,450
 Ryland Acceptance Corp. ..............  7.95  08/20/19   1,903,853    1,926,451
 Sun America, Inc......................  9.95  02/01/12   5,000,000    6,021,200
 Sun America, Inc......................  9.00  01/15/99   4,000,000    4,193,600
 Vesta Insurance Group, Inc. ..........  8.75  07/15/25   5,000,000    5,392,900
                                                                    ------------
                                                                      45,450,871
                                                                    ------------
Industrial (0.9%)
 Union Pacific Corp. ..................  8.50  01/15/98   3,000,000    3,073,200
                                                                    ------------
Utilities (16.0%)
 Big Rivers Electric Corp.............. 10.70  09/15/17  10,000,000   10,826,300
 Big Rivers Electric Corp..............  9.52  03/15/19  12,500,000   13,522,750
 Big Rivers Electric Corp..............  9.50  02/15/17   8,000,000    8,634,240
 New Orleans Public Service............  8.00  03/01/06   4,000,000    3,955,560
 Oklahoma Gas & Elec. Co. .............  8.88  12/01/20   7,500,000    7,671,900
 Pacific Gas & Electric Co.............  8.75  01/01/01   2,000,000    2,150,900
 Philadelphia Electric Co..............  7.13  08/15/23   5,000,000    4,833,158
                                                                    ------------
                                                                      51,594,808
                                                                    ------------
TOTAL LONG-TERM DEBT SECURITIES
 (Cost: $282,522,417) 88.3%.......................................   285,744,618
                                                                    ------------

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           FACE
                                        RATE   MATURITY   AMOUNT       VALUE
                                        -----  -------- ----------- ------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (7.0%)
 Allied Signal, Inc....................  5.65% 01/23/97 $ 1,494,000 $  1,488,841
 Baltimore Gas & Electric Co...........  5.45  01/14/97   3,585,000    3,577,928
 Baltimore Gas & Electric Co...........  5.78  01/06/97   3,000,000    2,997,588
 Becton Dickinson......................  5.50  01/07/97   2,641,000    2,638,575
 Ford Motor Credit Corp. ..............  5.40  01/07/97   2,395,000    2,392,835
 General Electric Capital Corp. .......  5.42  01/03/97   2,395,000    2,394,276
 Sony Capital Corp.....................  5.30  01/13/97   2,570,000    2,565,426
 Sony Capital Corp.....................  5.31  01/15/97   2,030,000    2,025,781
 UBS Finance Del. Inc. ................  8.00  01/02/97   2,500,000    2,499,444
                                                                    ------------
                                                                      22,580,694
                                                                    ------------
Consumer, Cyclical (0.8%)
 Dillard Dept. Stores, Inc.............  9.63  09/15/97   1,000,000    1,024,660
 Penney (J.C.) Co., Inc................ 10.00  10/15/97   1,500,000    1,545,525
                                                                    ------------
                                                                       2,570,185
                                                                    ------------
Financial (3.9%)
 Chase Manhattan Corp. ................  7.50  12/01/97   5,000,000    5,062,200
 General Motors Acceptance Corp. ......  7.88  03/04/97   2,500,000    2,509,100
 General Motors Acceptance Corp. ......  8.38  05/01/97   5,000,000    5,040,650
                                                                    ------------
                                                                      12,611,950
                                                                    ------------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $37,717,639) 11.7%........................................    37,762,829
                                                                    ------------
TOTAL INVESTMENTS
 (Cost: $320,240,056) 100.0%......................................  $323,507,447
                                                                    ============

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                             FACE
                                           RATE  MATURITY   AMOUNT      VALUE
                                           ----  -------- ---------- -----------
INTERMEDIATE-TERM DEBT SECURITIES:
U.S. Government (27.4%)
 U.S. Treasury Note....................... 4.75% 09/30/98 $1,000,000 $   982,190
 U.S. Treasury Note....................... 5.13  04/30/98  1,000,000     992,340
 U.S. Treasury Note....................... 5.88  11/15/99    750,000     747,067
 U.S. Treasury Note....................... 5.13  06/30/98  1,000,000     990,940
 U.S. Treasury Note....................... 5.00  01/31/98    500,000     496,485
                                                                     -----------
                                                                       4,209,022
                                                                     -----------
Agencies/Government--Other (51.3%)
 Federal Home Loan Mtge. Corp. ........... 7.75  08/15/15    224,494     227,089
 Federal Home Loan Mtge. Corp. ........... 7.75  12/01/02    478,262     495,275
 Federal Home Loan Mtge. Corp. ........... 8.00  04/01/02    452,376     476,808
 Federal Home Loan Mtge. Corp. ........... 6.00  05/15/22    294,622     286,242
 Federal Home Loan Mtge. Corp. ........... 7.25  02/15/19    210,377     211,493
 Federal Home Loan Mtge. Corp. ........... 7.50  06/15/19    682,647     692,456
 Federal Home Loan Mtge. Corp. ........... 7.95  02/15/20    262,725     267,404
 Federal Home Loan Mtge. Corp. ........... 8.00  12/15/18    721,179     736,049
 Federal Home Loan Mtge. Corp. ........... 8.00  11/15/05    500,000     512,340
 Federal National Mtge. Assn. ............ 7.50  01/25/19    228,501     229,358
 Federal National Mtge. Assn. ............ 8.95  09/25/19    211,447     215,741
 Federal National Mtge. Assn. ............ 7.50  10/25/19    136,005     136,641
 Federal National Mtge. Assn. ............ 8.25  09/25/05    320,268     327,272
 Federal National Mtge. Assn. ............ 7.95  11/25/19    232,262     234,656
 Federal National Mtge. Assn. ............ 7.00  05/25/16    212,126     212,921
 Federal National Mtge. Assn. ............ 7.75  10/25/18    520,477     526,655
 Federal National Mtge. Assn. ............ 8.50  08/25/18    198,097     199,643
 Federal National Mtge. Assn. ............ 7.50  06/25/20    416,661     419,914
 Federal National Mtge. Assn. ............ 7.00  12/25/19    212,888     213,752
 Federal National Mtge. Assn. ............ 7.00  01/25/21    180,526     181,203
 Federal National Mtge. Assn. ............ 7.00  08/25/20    375,000     377,223
 Federal National Mtge. Assn. ............ 7.75  10/25/00    375,000     375,348
 Pulaski County, Arkansas PFB............. 7.50  01/01/07    320,596     335,984
                                                                     -----------
                                                                       7,891,467
                                                                     -----------
Financial (3.7%)
 FBC Mortgage Secur. Trust................ 8.30  08/20/09    207,772     211,407
 GE Capital Mtge. Services, Inc. ......... 6.00  09/25/08    351,483     350,164
                                                                     -----------
                                                                         561,571
                                                                     -----------
Utilities (0.7%)
 Big Rivers Electric Corp. ............... 9.50  02/15/17    100,000     107,928
                                                                     -----------
TOTAL INTERMEDIATE-TERM DEBT SECURITIES
 (Cost: $12,711,764) 83.1%.........................................   12,769,988
                                                                     -----------

        MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                            FACE
                                          RATE  MATURITY   AMOUNT      VALUE
                                          ----  -------- ---------- -----------
SHORT-TERM DEBT SECURITIES:
U.S. Government (6.5%)
 U.S. Treasury Note...................... 5.75% 09/30/97 $1,000,000 $ 1,001,720
                                                                    -----------
Commercial Paper (9.7%)
 Ford Motor Credit Corp. ................ 5.62  01/03/97    315,000     314,901
 General Electric Capital Corp. ......... 5.40  01/03/97    100,000      99,970
 IBM Credit Corp. ....................... 5.42  01/24/97    273,000     272,053
 Merrill Lynch & Co., Inc. .............. 5.33  01/03/97    245,000     244,927
 Petrofina Delaware Inc. ................ 6.50  01/02/97    436,000     435,921
 Potomac Electric Power Co. ............. 5.90  01/06/97    124,000     123,898
                                                                    -----------
                                                                      1,491,670
                                                                    -----------
Technology (0.7%)
 McDonnell Douglas Corp.................. 8.63  04/01/97    100,000     100,657
                                                                    -----------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $2,595,920) 16.9%.........................................    2,594,047
                                                                    -----------
TOTAL INVESTMENTS
 (Cost: $15,307,684) 100.0%.......................................  $15,364,035
                                                                    ===========

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                             FACE
                                          RATE   MATURITY   AMOUNT      VALUE
                                          -----  -------- ---------- -----------
INTERMEDIATE-DEBT SECURITIES:
U.S. Government (35.9%)
 U.S. Treasury Note......................  6.38% 09/30/01 $3,250,000 $ 3,269,305
 U.S. Treasury Note......................  5.88  02/15/04  1,500,000   1,460,385
                                                                     -----------
                                                                       4,729,690
                                                                     -----------
Agencies/Government--Other (6.7%)
 Federal Home Loan Mtge Corp.............  8.00  07/15/06    476,505     488,713
 City of New York........................  9.50  06/01/09    230,000     258,497
 City of New York........................  9.50  06/01/09    120,000     137,088
                                                                     -----------
                                                                         884,298
                                                                     -----------
Consumer, Cyclical (3.8%)
 Costco Wholesale Corp...................  5.75  05/15/02    250,000     242,500
 Fruit of the Loom, Inc..................  7.88  10/15/99    250,000     256,202
                                                                     -----------
                                                                         498,702
                                                                     -----------
Financial (11.7%)
 Bear Stearns Cos., Inc..................  9.38  06/01/01    250,000     274,680
 General Motors Acceptance Corp. ........  8.38  05/01/97    250,000     252,032
 Smith Barney Hldgs., Inc. ..............  6.50  10/15/02    500,000     491,710
 Sun America, Inc........................  9.00  01/15/99    500,000     524,200
                                                                     -----------
                                                                       1,542,622
                                                                     -----------
Industrial (4.0%)
 Airborne Freight Corp...................  8.88  12/15/02    250,000     267,177
 Comdisco, Inc. .........................  7.75  09/01/99    250,000     256,922
                                                                     -----------
                                                                         524,099
                                                                     -----------
Utilities (12.9%)
 Baltimore Gas & Electric Co.............  6.13  07/01/03    250,000     242,445
 Big Rivers Electric Corp................  9.50  02/15/17    200,000     215,856
 Commonwealth Edison Co..................  7.50  01/01/01    500,000     499,615
 Connecticut Light & Power Co. ..........  5.50  02/01/99    500,000     483,855
 Public Svc. Electric & Gas Co...........  7.88  11/01/01    250,000     261,442
                                                                     -----------
                                                                       1,703,213
                                                                     -----------
TOTAL INTERMEDIATE-TERM DEBT SECURITIES
 (Cost: $9,858,870) 75.0%..........................................    9,882,624
                                                                     -----------

         MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                            FACE
                                          RATE  MATURITY   AMOUNT      VALUE
                                          ----  -------- ---------- -----------
SHORT-TERM DEBT SECURITIES:
Agencies (17.5%)
 Federal Home Loan Bank.................. 5.55% 01/06/97 $2,300,000 $ 2,298,227
                                                                    -----------
Commercial Paper (7.5%)
 Baltimore Gas & Electric Co. ........... 5.78  01/06/97    326,000     325,737
 General Electric Capital Corp. ......... 5.40  01/03/97    100,000      99,970
 Merrill Lynch & Co., Inc. .............. 5.80  01/03/97    326,000     325,895
 Petrofina Delaware Inc. ................ 6.50  01/02/97    240,000     239,957
                                                                    -----------
                                                                        991,559
                                                                    -----------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $3,289,786) 25.0%.........................................    3,289,786
                                                                    -----------
TOTAL INVESTMENTS
 (Cost: $13,148,656) 100.0%.......................................  $13,172,410
                                                                    ===========

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                            SHARES     VALUE
                                                            ------- ------------
COMMON STOCKS:
Basic Materials (6.6%)
 Air Products & Chemicals Corp. ...........................  25,000 $  1,728,125
 Aluminum Co. of America...................................  15,000      956,250
 Homestake Mining Co. ..................................... 110,000    1,567,500
 IMC Global, Inc. .........................................  65,000    2,543,125
 Inland Steel, Inc.* ......................................  56,000    1,120,000
 LTV Corp. ................................................ 267,000    3,170,625
 Methanex Corp.* .......................................... 125,000    1,125,000
 Nucor Corp. ..............................................  25,000    1,275,000
 Reynold's Metals Co. .....................................  30,000    1,691,250
 USX-U.S. Steel Group, Inc. ............................... 110,000    3,451,250
                                                                    ------------
                                                                      18,628,125
                                                                    ------------
Consumer, Cyclical (6.2%)
 AutoZone, Inc.* ..........................................  12,500      343,750
 BRC Holdings, Inc.* ......................................  12,500      559,375
 Centex Corp. .............................................  45,000    1,693,125
 Eastman Kodak Co. ........................................   7,000      561,750
 Federal-Mogul Corp. ...................................... 100,000    2,200,000
 General Motors Corp. ..................................... 100,000    5,575,000
 Grupo Televisa S.A.-Spons GDR*............................  35,000      896,875
 OfficeMax, Inc.*..........................................  70,000      743,750
 Offshore Logistics, Inc.*................................. 101,000    1,956,875
 Rollins Truck Leasing Co. ................................ 110,000    1,388,750
 TCI Satellite Entertainment*..............................  12,000      118,500
 Tele-Communications, Inc. Cl A*........................... 120,000    1,567,500
                                                                    ------------
                                                                      17,605,250
                                                                    ------------
Consumer, Non-Cyclical (0.5%)
 Pepsi-Cola Puerto Rico Bottle*............................  34,900      139,600
 Scherer (R.P.) Corp.*.....................................  25,000    1,256,250
                                                                    ------------
                                                                       1,395,850
                                                                    ------------
Energy (20.2%)
 Apache Corp. .............................................  75,000    2,653,125
 Cairn Energy USA, Inc.*................................... 120,000    1,200,000
 Chieftan International, Inc.*.............................  95,000    2,470,000
 Dresser Industries, Inc. .................................  90,000    2,790,000
 Enron Oil & Gas Co. ...................................... 110,000    2,777,500
 Global Industries Ltd.*...................................  35,000      651,875
 Lomak Petroleum, Inc. ....................................  84,100    1,440,212
 Marine Drilling Companies, Inc*...........................  32,500      639,843
 Nabors Industries, Inc.*.................................. 369,000    7,103,250
 Occidental Petroleum Corp. ............................... 105,000    2,454,375
 Oceaneering Int'l, Inc.*.................................. 247,900    3,935,412
 Parker & Parsley Petroleum Co.............................  45,000    1,653,750
 Peoples Energy Corp.......................................  66,000    2,235,750
 Pride Petroleum Svcs., Inc.*.............................. 397,000    9,230,250
 Reading & Bates Corp.*....................................  25,000      662,500
 Seagull Energy Corp.*..................................... 130,000    2,860,000
 United Meridian Corp.*....................................  10,000      517,500
 USX-Marathon Group........................................ 310,000    7,401,250
 Western Atlas, Inc.*......................................  61,000    4,323,375
                                                                    ------------
                                                                      56,999,967
                                                                    ------------

                                                            SHARES     VALUE
                                                            ------- ------------
Financial (1.6%)
 Horace Mann Educators Corp. ..............................  60,000 $  2,422,500
 New Plan Realty Trust.....................................  80,700    2,047,762
                                                                    ------------
                                                                       4,470,262
                                                                    ------------
Industrial (13.2%)
 Anixter International, Inc.*.............................. 120,000    1,935,000
 Browning Ferris Inds., Inc................................  45,000    1,181,250
 BWAY Corp.*...............................................  37,000      707,625
 Cooper Industries.........................................  30,000    1,263,750
 Covenant Transport, Inc. Cl A*............................  25,000      359,375
 Fingerhut Companies, Inc..................................  65,000      796,250
 Fluor Corp. ..............................................  61,300    3,846,575
 Hanson PLC--ADR........................................... 490,000    3,307,500
 Interim Services, Inc.*...................................  50,500    1,792,750
 Lafarge Corp. ............................................ 153,000    3,079,125
 Pall Corp. ...............................................  40,000    1,020,000
 Powell Industries, Inc.*.................................. 100,000    1,387,500
 Railtex, Inc.*............................................  20,000      505,000
 Sea Containers, Ltd. Cl A................................. 105,000    1,640,625
 Silicon Valley Group, Inc.*............................... 130,000    2,616,250
 Smith International, Inc.*................................  60,000    2,692,500
 The Peak Technologies Group*.............................. 209,300    2,511,600
 Vallen Corp.*.............................................  55,000      914,375
 Waste Management Intl. PLC*............................... 175,000    1,378,125
 WMX Technologies, Inc..................................... 135,000    4,404,375
                                                                    ------------
                                                                      37,339,550
                                                                    ------------
Technology (3.5%)
 Activision, Inc.*.........................................  50,000      643,750
 Alliance Semiconductor Corp.*............................. 135,000      961,875
 AT&T Corp.................................................  55,000    2,392,500
 FastComm Communications Corp.*............................  43,000      263,375
 GenCorp, Inc.............................................. 155,000    2,809,375
 LSI Logic Corp.*..........................................  45,000    1,203,750
 Lucent Technologies, Inc..................................  15,000      693,750
 Minnesota Mining & Mfg. Co................................   5,000      414,375
 Symantec Corp.*...........................................  35,000      507,500
                                                                    ------------
                                                                       9,890,250
                                                                    ------------
Utilities (1.0%)
 GTE Corp. ................................................  25,000    1,137,500
 Telephone & Data Systems, Inc.............................  50,000    1,812,503
                                                                    ------------
                                                                       2,950,003
                                                                    ------------
TOTAL COMMON STOCKS
 (Cost: $128,141,273) 52.8%........................................  149,279,257
                                                                    ------------

-------
* Non-income producing security.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                            FACE
                                         RATE   MATURITY   AMOUNT      VALUE
                                         -----  -------- ---------- ------------
LONG-TERM DEBT SECURITIES:
U.S. Government (7.0%)
 U.S. Treasury Bond.....................  6.75%  8/15/26 $2,500,000 $  2,518,750
 U.S. Treasury Note.....................  5.13   6/30/98  3,000,000    2,972,820
 U.S. Treasury Note.....................  5.00   1/31/98 14,500,000   14,398,065
                                                                    ------------
                                                                      19,889,635
                                                                    ------------
Agencies/Government--Other (5.8%)
 City of New York....................... 10.00    8/1/05    500,000      566,550
 City of New York.......................  9.50    6/1/09  1,310,000    1,472,309
 City of New York.......................  9.50    6/1/09    690,000      788,256
 Connecticut Housing Fin. Auth..........  7.63   5/15/21  1,000,000      955,410
 Federal Home Loan Mtge Corp. ..........  8.00   7/15/06    476,505      488,713
 Republic of Iceland....................  6.13    2/1/04  2,500,000    2,412,850
 State of California....................  8.15    9/1/01    500,000      531,875
 Suffolk County, New York...............  5.88   11/1/05    750,000      700,935
 Suffolk County, New York...............  5.80   11/1/04    250,000      235,107
 Swedish Export Credit..................  9.88   3/15/38  3,000,000    3,256,320
 Tennessee Valley Authority.............  7.85   6/15/44  5,000,000    5,098,750
                                                                    ------------
                                                                      16,507,075
                                                                    ------------
Basic Materials (1.0%)
 Inco Ltd. .............................  9.60   6/15/22  2,500,000    2,724,100
                                                                    ------------
Consumer, Cyclical (3.2%)
 Centex Corp. ..........................  7.38    6/1/05  2,000,000    1,945,460
 Costco Wholesale Corp. ................  5.75   5/15/02  1,000,000      970,000
 Dillard Dept. Stores, Inc. ............  9.63   9/15/97    500,000      512,330
 Fruit of the Loom, Inc. ...............  7.88  10/15/99    500,000      512,405
 Gannett, Inc. .........................  5.85    5/1/00  1,000,000      981,830
 Nordstrom, Inc. .......................  8.88   2/15/98    500,000      514,805
 Penney (J.C.) Co., Inc. ............... 10.00  10/15/97    500,000      515,175
 Shopko Stores, Inc. ...................  9.00  11/15/04  1,000,000      972,120
 Valassis Communication, Inc. ..........  9.55   12/1/03  2,000,000    2,081,280
                                                                    ------------
                                                                       9,005,405
                                                                    ------------
Consumer, Non-Cyclical (2.1%)
 Ralston Purina Co. ....................  8.63   2/15/22  2,500,000    2,781,025
 Rhone-Poulenc S A......................  6.75  10/15/99  1,000,000    1,008,110
 Rhone-Poulenc S A......................  7.75   1/15/02  1,000,000    1,034,720
 Whitman Corp. .........................  7.63   6/15/15  1,000,000    1,010,000
                                                                    ------------
                                                                       5,833,855
                                                                    ------------
Energy (2.7%)
 Southern Union Co. ....................  7.60    2/1/24  5,000,000    4,889,150
 Tosco Corp. ...........................  8.25   5/15/03  2,500,000    2,648,375
                                                                    ------------
                                                                       7,537,525
                                                                    ------------
Financial (5.2%)
 Aristar, Inc. .........................  8.88   8/15/98    500,000      520,365
 Berkley (W.R.) Corp. ..................  8.70    1/1/22  1,500,000    1,648,680
 British Gas Financial, Inc. ...........  8.75   3/15/98    500,000      514,665
 Chase Manhattan Corp. .................  7.50   12/1/97  1,000,000    1,012,440
 Fairfax Financial Holdings.............  8.25   10/1/15    500,000      519,985
 General Motors Acceptance Corp. .......  7.88    3/4/97    500,000      501,820
 General Motors Acceptance Corp. .......  8.38    5/1/97    750,000      756,098
 Heller Financial, Inc. ................  9.13    8/1/99    500,000      529,715
 Kemper Corp. ..........................  8.80   11/1/98    500,000      520,945
 Progressive Corp. of Ohio.............. 10.00  12/15/00    500,000      558,220

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           FACE
                                        RATE   MATURITY   AMOUNT       VALUE
                                        -----  -------- ----------- ------------
LONG-TERM DEBT SECURITIES (CONT'D):
 Rodamco NV............................  7.75%  5/15/15 $ 2,000,000 $  2,049,620
 Roosevelt Fed. Svgs. & Ln. Assn. ..... 10.13   4/15/18   1,000,000    1,043,150
 Sun America, Inc. ....................  9.95    2/1/12   2,000,000    2,408,480
 Sun America, Inc. ....................  9.00   1/15/99   1,000,000    1,048,400
 Vesta Insurance Group, Inc. ..........  8.75   7/15/25   1,000,000    1,078,580
                                                                    ------------
                                                                      14,711,163
                                                                    ------------
Utilities (6.9%)
 Big Rivers Electric Corp. ............ 10.70   9/15/17   4,000,000    4,330,520
 Big Rivers Electric Corp. ............  9.52   3/15/19   2,500,000    2,704,550
 Big Rivers Electric Corp. ............  9.50   2/15/17   2,000,000    2,158,560
 Central Telephone Co. ................  9.28  11/27/00   1,000,000    1,088,900
 New Orleans Public Service............  8.00    3/1/06   1,000,000      988,890
 Oklahoma Gas & Elec Co. ..............  8.88   12/1/20   5,000,000    5,114,600
 Pacific Gas & Electric Co. ...........  8.75    1/1/01   1,000,000    1,075,450
 PacifiCorp............................  8.73   2/12/98   1,000,000    1,029,990
 Philadelphia Electric Co. ............  7.13   8/15/23   1,000,000      966,630
                                                                    ------------
                                                                      19,458,090
                                                                    ------------
TOTAL LONG-TERM DEBT SECURITIES
 (Cost: $95,167,977) 33.9%........................................    95,666,848
                                                                    ------------
SHORT-TERM DEBT SECURITIES:
Commercial Paper: (13.3%)
 Air Products & Chemicals..............  5.43   1/17/97   3,978,000    3,968,378
 Allied Signal, Inc. ..................  5.65   1/23/97   2,013,000    2,006,048
 Associates Corp. .....................  5.38    1/8/97   5,000,000    4,994,751
 Ford Motor Credit Corp. ..............  5.72    1/2/97   3,026,000    3,025,519
 Ford Motor Credit Corp. ..............  5.40    1/7/97   1,775,000    1,773,396
 General Electric Capital..............  5.40   1/10/97   5,000,000    4,993,227
 Heinz (H.J.) Co. .....................  5.31   1/24/97   4,595,000    4,579,363
 Intl Business Machines................  5.30    1/6/97   1,890,000    1,888,600
 PHH Corp. ............................  5.35    1/6/97   4,210,000    4,206,848
 Sony Capital Corp. ...................  5.31   1/15/97   2,990,000    2,983,785
 UBS Finance Del Inc. .................  8.00    1/2/97   3,200,000    3,199,289
                                                                    ------------
                                                                      37,619,204
                                                                    ------------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $37,619,204) 13.3%........................................    37,619,204
                                                                    ------------
TOTAL INVESTMENTS
 (Cost: $260,928,454) 100.0%......................................  $282,565,309
                                                                    ============

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                            SHARES
                                        EXPIRATION EXERCISE SUBJECT
                                           DATE     PRICE   TO CALL    VALUE
                                        ---------- -------- ------- -----------
OPTIONS WRITTEN:
Air Products & Chemicals Corp. ........  1/18/97    $70.00   5,000  $    (5,625)
Air Products & Chemicals Corp. ........  2/22/97     70.00   5,000      (11,562)
Anixter International, Inc. ...........  1/18/97     17.50   2,500         (312)
Anixter International, Inc. ...........  1/18/97     15.00  10,000      (16,250)
Anixter International, Inc. ...........  7/19/97     17.50   3,000       (4,125)
Apache Corp. ..........................  4/19/97     35.00   7,500      (19,687)
AutoZone, Inc. ........................  2/22/97     25.00  12,500      (35,937)
Browning Ferris Inds., Inc. ...........  3/22/97     25.00  30,000      (67,500)
Centex Corp. ..........................  1/18/97     30.00  19,000     (148,437)
Centex Corp. ..........................  1/18/97     35.00  16,000      (45,500)
Cooper Industries......................  1/18/97     40.00  10,000      (25,000)
Cooper Industries......................  4/19/97     40.00   5,000      (17,187)
Eastman Kodak Co. .....................  1/18/97     75.00   7,000      (42,875)
FastComm Communications Corp. .........  1/18/97     15.00   5,000         (468)
FastComm Communications Corp. .........  1/18/97     10.00  12,500         (781)
Federal-Mogul Corp. ...................  7/19/97     20.00   5,000      (15,937)
Federal-Mogul Corp. ...................  4/19/97     20.00   5,000      (13,750)
Fluor Corp. ...........................  4/19/97     65.00   5,000      (15,000)
GenCorp, Inc. .........................  3/22/97     17.50  10,000      (14,375)
General Motors Corp. ..................  3/22/97     55.00  10,000      (28,750)
General Motors Corp. ..................  1/18/97     60.00  10,000       (1,875)
General Motors Corp. ..................  1/18/97     55.00  15,000      (24,375)
Grupo Televisa S.A.-Spons. GDR ........  1/18/97     30.00  10,000       (1,250)
Grupo Televisa S.A.-Spons. GDR ........  1/18/97     27.50   5,000       (1,562)
GTE Corp. .............................  3/22/97     45.00  15,000      (33,750)
GTE Corp. .............................  1/18/97     42.50  10,000      (37,500)
Homestake Mining Co. ..................  1/18/97     17.50  10,000         (625)
IMC Global, Inc. ......................  1/18/97     45.00   5,000         (625)
Interim Services, Inc. ................  1/18/97     35.00  16,000      (19,000)
Interim Services, Inc. ................  2/22/97     35.00  10,800      (18,900)
Lomak Petroleum, Inc. .................  4/19/97     17.50  15,000      (20,625)
LSI Logic Corp. .......................  1/18/97     25.00  15,000      (39,375)
LSI Logic Corp. .......................  1/18/97     30.00   5,000       (1,875)
LSI Logic Corp. .......................  4/19/97     30.00   5,000      (10,312)
Lucent Technologies, Inc. .............  1/18/97     45.00  15,000      (36,562)
Marine Drilling Companies, Inc. .......  2/22/97     20.00  15,000      (26,250)
Minnesota Mining & Mfg. Co. ...........  1/18/97     70.00   5,000      (70,000)
Nabors Industries, Inc. ...............  1/18/97     20.00   5,000       (3,906)
Nabors Industries, Inc. ...............  3/22/97     20.00   5,000       (6,250)
Nabors Industries, Inc. ...............  6/21/97     20.00  30,000      (52,500)
Oceaneering Int'l, Inc.................  1/18/97     17.50  12,000       (1,500)
Oceaneering Int'l, Inc. ...............  1/18/97     15.00   2,000       (2,250)
Parker & Parsley Petroleum Co. ........  6/21/97     35.00   5,000      (22,812)
Pride Petroleum Svcs., Inc. ...........  1/18/97     17.50   5,000      (27,500)
Pride Petroleum Svcs., Inc.............  4/19/97     20.00   5,000      (19,687)
Reading & Bates Corp. .................  3/22/97     30.00   5,000       (4,687)
Scherer (R.P.) Corp....................  1/18/97     50.00   6,000      (10,312)
Scherer (R.P.) Corp....................  1/18/97     45.00   5,000      (27,812)
Scherer (R.P.) Corp....................  4/19/97     50.00   3,000       (8,625)
Seagull Energy Corp....................  2/22/97     25.00  10,000       (5,000)
Seagull Energy Corp....................  2/22/97     20.00  10,000      (25,625)
Silicon Valley Group, Inc. ............  3/22/97     22.50   5,000       (5,469)
Silicon Valley Group, Inc. ............  3/22/97     25.00   5,000       (2,500)
Smith International, Inc. .............  1/18/97     35.00  22,500     (222,198)
Smith International, Inc. .............  4/19/97     40.00  10,000      (70,000)
Smith International, Inc. .............  1/18/97     40.00  27,500     (139,218)

           MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                        SHARES
                                 EXPIRATION EXERCISE    SUBJECT
                                    DATE     PRICE   TO CALL VALUE    VALUE
                                 ---------- -------- ------------- -----------
OPTIONS WRITTEN (CONT'D):
Symantec Corp...................  4/19/97    $17.50      5,000     $    (5,625)
Symantec Corp...................  1/18/97     10.00     20,000         (95,000)
United Meridian Corp............  1/18/97     50.00     10,000         (44,375)
USX-Marathon Group..............  1/18/97     22.50     15,000         (24,375)
WMX Technologies, Inc...........  2/22/97     35.00     10,000          (6,250)
                                                                   -----------
TOTAL OPTIONS WRITTEN
 (Premiums Received: $1,370,775).................................. $(1,706,995)
                                                                   ===========

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                            SHARES     VALUE
                                                            ------- ------------
COMMON STOCKS:
Basic Materials (1.8%)
 ABT Building Products Corp.*..............................  15,000 $    375,000
 Commonwealth Aluminum Corp.*..............................  30,000      461,250
 High Plains Corp.*........................................  90,000      466,875
 Mississippi Chemical Corp. ...............................  20,000      480,000
 Nucor Corp. ..............................................  15,000      765,000
                                                                    ------------
                                                                       2,548,125
                                                                    ------------
Consumer, Cyclical (15.0%)
 Adelphia Communications Cl A..............................  39,000      224,250
 American Radio Systems Corp.*.............................  94,000    2,561,500
 Brookstone, Inc.*.........................................  62,000      651,000
 Chancellor Broadcasting Cl A*.............................  20,000      475,000
 Damark International, Inc. Cl A*..........................   5,000       47,500
 Danka Business Systems--ADR...............................  40,000    1,415,000
 Fleetwood Enterprises, Inc. ..............................  14,000      385,000
 General Motors Corp. .....................................  15,000      836,250
 Grupo Televisa S.A.--Spons. GDR*..........................  40,000    1,025,000
 Nimbus CD International, Inc.*............................ 115,000      977,500
 Offshore Logistics, Inc.*.................................  61,000    1,181,875
 Petroleum Helicopters, Inc. ..............................  45,000      765,000
 Rhodes, Inc.*.............................................  67,300      521,575
 Southern Energy Homes, Inc.*..............................  20,000      230,000
 Synthetics Industries, Inc.*..............................  40,000      650,000
 TBC Corp.*................................................ 230,000    1,725,000
 TCA Cable TV, Inc. .......................................  75,000    2,259,375
 TCI Satellite Entertainment*..............................  35,000      345,625
 Team Rental Group, Inc.*..................................  50,000      806,250
 Tele-Communications, Inc. Cl A*........................... 105,000    1,371,562
 Todd-AO Corp. ............................................  75,000      768,750
 United Auto Group, Inc.*..................................  50,000    1,287,500
 ValueVision Intl., Inc. Cl A*.............................  23,000      123,625
 WorldCorp, Inc.*.......................................... 160,000      700,000
                                                                    ------------
                                                                      21,334,137
                                                                    ------------
Consumer, Non-Cyclical (8.2%)
 Arrow International, Inc. ................................  23,000      661,250
 AVECOR Cardiovascular, Inc.*.............................. 109,000    1,335,250
 Dentsply International, Inc. .............................  44,000    2,090,000
 Dominick's Supers, Inc.*..................................  20,000      435,000
 Healthcare COMPARE Corp.*.................................   4,500      190,687
 Home Health Corp. of America*............................. 110,000    1,203,125
 Liposome Company, Inc.*...................................  90,000    1,721,250
 Matria Healthcare, Inc.*.................................. 130,000      617,500
 Mylan Laboratories, Inc. .................................  15,000      251,250
 Orthodontic Centers of America*...........................  60,000      960,000

                                                            SHARES     VALUE
                                                            ------- ------------
 Pepsi-Cola Puerto Rico Bottling Co. Cl B*.................  12,500 $     50,000
 Protocol Systems, Inc.*...................................  52,000      676,000
 Scherer (R.P.) Corp.*.....................................  30,000    1,507,500
                                                                    ------------
                                                                      11,698,812
                                                                    ------------
Energy (17.1%)
 Chieftan International, Inc.*.............................  65,000    1,690,000
 ENSCO International, Inc.*................................  10,000      485,000
 Falcon Drilling Co., Inc.*................................   2,500       98,125
 Nabors Industries, Inc.*.................................. 180,000    3,465,000
 New Jersey Resources Corp. ...............................  23,700      693,225
 Oceaneering Int'l, Inc.*.................................. 160,000    2,540,000
 Pride Petroleum Svcs., Inc.*.............................. 200,000    4,650,000
 Ranger Oil Ltd. .......................................... 200,000    1,975,000
 Southwest Gas Corp. ......................................  38,500      741,125
 Transocean Offshore, Inc. ................................  21,500    1,346,437
 Unit Corp.*............................................... 100,000      987,500
 USX-Marathon Group........................................ 130,000    3,103,750
 Vintage Petroleum, Inc. ..................................  20,000      690,000
 Western Atlas, Inc.*......................................  25,000    1,771,875
                                                                    ------------
                                                                      24,237,037
                                                                    ------------
Financial (3.9%)
 American Eagle Group, Inc. ...............................  60,000      285,000
 Castle & Cooke, Inc.*..................................... 100,000    1,587,500
 Delphi Financial Group, Inc.*.............................  46,000    1,357,000
 Glenborough Realty Trust, Inc.............................  60,000    1,057,500
 Gryphon Holdings, Inc.*...................................  92,500    1,306,562
                                                                    ------------
                                                                       5,593,562
                                                                    ------------
Industrial (26.5%)
 Abacan Resource Corp.*.................................... 162,500    1,411,718
 AFC Cable Systems, Inc.*..................................  39,000      931,125
 Anixter International, Inc.*..............................  60,000      967,500
 Applied Power, Inc. Cl A..................................  28,000    1,109,500
 Baker Hughes, Inc. .......................................  50,500    1,742,250
 Browning Ferris Inds., Inc. ..............................  35,000      918,750
 BWAY Corp.*...............................................  19,000      363,375
 Celadon Group, Inc.*......................................  37,000      407,000
 Cuno, Inc.*...............................................  50,000      743,750
 Dayton Superior Corp.*....................................  60,000      787,500
 Donnelly Corp. Cl A.......................................  25,000      612,500
 Empresses ICA Sociedad ADS*...............................  75,000    1,096,875
 Gardner Denver Machinery*.................................  39,000    1,335,750
 Interim Services, Inc.*...................................  40,000    1,420,000
 Lufkin Industries, Inc. ..................................  77,000    1,925,000
 Molecular Dynamics, Inc.*................................. 100,000    1,075,000
 Offshore Energy Development*..............................  26,000      396,500
 Pall Corp. ...............................................  65,000    1,657,500
 Perkin-Elmer Corp. .......................................  16,600      977,325
 Powell Industries, Inc.*.................................. 100,000    1,387,500
 Railtex, Inc.*............................................  91,500    2,310,375
 Robbins & Myers, Inc. ....................................  10,000      250,000
 Sea Containers, Ltd. Cl A*................................  54,000      843,750
 Silicon Valley Group, Inc.*............................... 115,000    2,314,375
 Smith International, Inc.*................................  10,000      448,750

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES     VALUE
                                                           ------- ------------
COMMON STOCKS (CONT'D):
 Smithway Motor Xpress Corp.*.............................  70,000 $    568,750
 Stewart & Stevenson Svcs Inc. ...........................  73,000    2,126,125
 The Peak Technologies Group*............................. 190,000    2,280,000
 UCAR Int'l., Inc.*.......................................  40,000    1,505,000
 Vallen Corp.*............................................  61,000    1,014,125
 Wackenhut Corp...........................................  65,000      991,250
 Zero Corp. ..............................................  80,000    1,600,000
                                                                   ------------
                                                                     37,518,918
                                                                   ------------
Technology (15.9%)
 360 Communications Co.*..................................  85,000    1,965,625
 Alliance Semiconductor Corp.*............................  40,000      285,000
 Andrew Corp.*............................................  50,000    2,653,125
 Associated Group, Inc.*..................................  20,000      615,000
 Coherent Comm. Systems Corp.*............................  61,500    1,199,250
 Comcast Corp. Cl A*......................................  30,000      534,375
 Davel Communications Group, Inc.*........................   7,500      136,875
 DSC Communications Corp.*................................  95,000    1,698,125
 DST Systems, Inc.*.......................................  36,500    1,145,187

                                                            SHARES     VALUE
                                                            ------- ------------
 GenCorp, Inc..............................................  50,000 $    906,250
 General Instrument Corp.*.................................  90,000    1,946,250
 HNC Software*.............................................   5,000      156,250
 Intuit, Inc.*.............................................  45,000    1,417,500
 LSI Logic Corp.*..........................................  45,000    1,203,750
 Maxxim Medical, Inc.*.....................................  65,000      812,500
 Meridian Diagnostics, Inc.................................  70,000      910,000
 Molex Inc., Cl A..........................................  25,000      890,625
 Symantec Corp.*...........................................  70,000    1,015,000
 Teltrend, Inc.*...........................................  46,500    1,290,375
 Teradyne, Inc.*...........................................  20,000      487,500
 Thiokol Corp..............................................  27,000    1,208,250
                                                                    ------------
                                                                      22,476,812
                                                                    ------------
Utilities (3.2%)
 Citizens Utilities Co. Cl A...............................  60,960      662,940
 Nextel Communications, Inc.*.............................. 100,000    1,306,250
 WorldCom, Inc.*...........................................  97,500    2,541,097
                                                                    ------------
                                                                       4,510,287
                                                                    ------------
 TOTAL COMMON STOCKS
  (Cost: $117,440,944) 91.6%.......................................  129,917,690
                                                                    ------------

-------
* Non-income producing security.

                                                           FACE
                                         RATE  MATURITY   AMOUNT
                                         ----  -------- ----------
SHORT-TERM DEBT SECURITIES:
Commercial Paper (8.4%)
 Allied Signal, Inc..................... 6.10% 01/02/97 $2,192,000    2,191,628
 American Express Credit Corp. ......... 5.90  01/02/97  1,746,000    1,745,714
 Merrill Lynch & Co. ................... 6.25  01/06/97  2,534,000    2,531,800
 UBS Finance Del Inc. .................. 8.00  01/02/97  2,827,000    2,826,372
 Warner Lambert Co. .................... 6.00  01/07/97  2,637,000    2,634,362
                                                                   ------------
                                                                     11,929,876
                                                                   ------------
TOTAL SHORT-TERM DEBT SECURITIES
 (Cost: $11,929,876) 8.4%........................................    11,929,876
                                                                   ------------
TOTAL INVESTMENTS
 (Cost: $129,370,820) 100.0%.....................................  $141,847,566
                                                                   ============

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                           SHARES
                                       EXPIRATION EXERCISE SUBJECT
                                          DATE     PRICE   TO CALL    VALUE
                                       ---------- -------- ------- -----------
OPTIONS WRITTEN:
360 Communications Co. ...............  01/18/97   $25.00  10,000  $    (1,250)
American Radio Systems Corp. .........  01/18/97    30.00  20,000       (7,500)
American Radio Systems Corp. .........  01/18/97    25.00   5,000      (12,187)
Andrew Corp. .........................  01/18/97    50.00  10,000      (41,250)
Andrew Corp. .........................  04/19/97    50.00   5,000      (32,187)
Andrew Corp. .........................  04/19/97    55.00  10,000      (41,250)
Andrew Corp. .........................  01/18/97    45.00  20,000     (182,500)
Anixter International, Inc. ..........  01/18/97    15.00   5,000       (8,125)
Anixter International, Inc. ..........  07/19/97    17.50   3,000       (4,125)
Baker Hughes, Inc. ...................  04/19/97    37.50   5,000       (8,437)
Browning Ferris Inds., Inc. ..........  03/22/97    25.00  30,000      (67,500)
Danka Business Systems--ADR...........  05/17/97    35.00  10,000      (11,250)
Danka Business Systems--ADR...........  02/22/97    30.00  15,000      (91,875)
Danka Business Systems--ADR...........  02/22/97    35.00  15,000      (45,937)
Dentsply International, Inc. .........  02/22/97    40.00   1,000       (7,812)
Dentsply International, Inc. .........  05/17/97    50.00   3,000       (4,875)
DSC Communications Corp. .............  01/18/97    15.00  10,000      (31,250)
DSC Communications Corp. .............  01/18/97    12.50  10,000      (55,000)
DSC Communications Corp. .............  04/19/97    17.50  10,000      (29,375)
DSC Communications Corp. .............  04/19/97    20.00  30,000      (56,250)
DST Systems, Inc. ....................  02/22/97    35.00   3,500       (2,843)
DST Systems, Inc. ....................  01/18/97    35.00  25,000       (1,562)
DST Systems, Inc. ....................  01/18/97    30.00   5,000      (10,625)
DST Systems, Inc. ....................  02/22/97    30.00   3,000       (9,187)
ENSCO International, Inc. ............  03/22/97    40.00   5,000      (48,125)
ENSCO International, Inc. ............  03/22/97    45.00   5,000      (29,687)
Fleetwood Enterprises, Inc. ..........  02/22/97    35.00  14,000       (1,750)
General Instrument Corp. .............  01/18/97    25.00  20,000       (2,500)
General Instrument Corp. .............  03/22/97    25.00   5,000       (5,937)
General Instrument Corp. .............  01/18/97    27.50  10,000       (1,250)
General Motors Corp. .................  01/18/97    55.00   5,000       (8,125)
HealthCare COMPARE Corp. .............  02/22/97    45.00   1,500       (2,109)
HealthCare COMPARE Corp. .............  02/22/97    40.00   3,000      (11,812)
HNC Software..........................  01/18/97    25.00   5,000      (33,125)
Interim Services, Inc. ...............  02/22/97    45.00   4,000         (750)
Interim Services, Inc. ...............  02/22/97    40.00   7,000       (1,312)
Interim Services, Inc. ...............  01/18/97    35.00  10,000      (11,875)
Intuit, Inc. .........................  01/18/97    40.00   5,000       (1,250)
Intuit, Inc. .........................  02/22/97    35.00   5,000       (8,750)
Intuit, Inc. .........................  01/18/97    30.00  10,000      (30,000)
Intuit, Inc. .........................  04/19/97    35.00   5,000      (14,375)
Intuit, Inc. .........................  01/18/97    35.00   5,000       (3,750)
Intuit, Inc. .........................  01/18/97    45.00   5,000         (937)
Liposome Company, Inc. ...............  01/18/97    17.50   5,000      (10,625)
Liposome Company, Inc. ...............  02/22/97    20.00  10,000      (15,625)
LSI Logic Corp. ......................  04/19/97    30.00   5,000      (10,312)
LSI Logic Corp. ......................  01/18/97    30.00   5,000       (1,875)

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                                                            SHARES
                                        EXPIRATION EXERCISE SUBJECT
                                           DATE     PRICE   TO CALL    VALUE
                                        ---------- -------- ------- -----------
OPTIONS WRITTEN (CONT'D):
LSI Logic Corp. .......................  01/18/97   $25.00  15,000  $   (39,375)
Molecular Dynamics, Inc. ..............  02/22/97    10.00   2,000       (3,375)
Mylan Laboratories, Inc. ..............  01/18/97    17.50  15,000       (3,750)
Nabors Industries, Inc. ...............  01/18/97    20.00   5,000       (3,906)
Nabors Industries, Inc. ...............  03/22/97    20.00   5,000       (6,250)
Nextel Communications, Inc. ...........  02/22/97    22.50  20,000       (1,250)
Oceaneering Int'l, Inc. ...............  01/18/97    17.50  10,000       (1,250)
Orthodontic Centers of America.........  03/22/97    17.50  10,000      (14,063)
Orthodontic Centers of America.........  03/22/97    20.00  10,000       (8,750)
Pall Corp. ............................  03/22/97    25.00  10,000      (18,750)
Perkin-Elmer Corp. ....................  03/22/97    55.00   4,100      (22,550)
Pride Petroleum Svcs., Inc. ...........  01/18/97    17.50   5,000      (27,500)
Pride Petroleum Svcs., Inc. ...........  04/19/97    20.00   5,000      (19,687)
Scherer (R.P.) Corp. ..................  04/19/97    50.00   1,000       (2,875)
Scherer (R.P.) Corp. ..................  02/22/97    50.00   1,000       (2,125)
Scherer (R.P.) Corp. ..................  01/18/97    50.00   5,000       (8,594)
Scherer (R.P.) Corp. ..................  01/18/97    45.00   5,000      (27,812)
Silicon Valley Group, Inc. ............  03/22/97    22.50   5,000       (5,469)
Silicon Valley Group, Inc. ............  03/22/97    25.00   5,000       (2,500)
Smith International, Inc. .............  01/18/97    35.00  10,000      (98,750)
Symantec Corp. ........................  04/19/97    17.50  15,000      (16,875)
Teradyne, Inc. ........................  07/19/97    25.00   5,000      (14,062)
Teradyne, Inc. ........................  04/19/97    25.00   5,000      (11,250)
Thiokol Corp. .........................  01/18/97    50.00   3,000         (187)
Thiokol Corp. .........................  01/18/97    45.00   9,000       (9,562)
Transocean Offshore, Inc. .............  02/22/97    65.00   2,500       (5,000)
USX-Marathon Group.....................  01/18/97    22.50   5,000       (8,125)
WorldCom, Inc. ........................  01/18/97    25.00  10,000      (17,500)
WorldCom, Inc. ........................  03/22/97    22.50   5,600      (24,500)
WorldCom, Inc. ........................  01/18/97    22.50  66,900     (242,522)
WorldCom, Inc. ........................  01/18/97    20.00  10,000      (60,000)
WorldCom, Inc. ........................  03/22/97    25.00   5,000      (15,625)
                                                                    -----------
TOTAL OPTIONS WRITTEN
 (Premiums Received: $1,651,184)................................... $(1,763,797)
                                                                    ===========

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                          MONEY MARKET ALL AMERICA  EQUITY INDEX       BOND
                              FUND         FUND         FUND           FUND
                          ------------ ------------ ------------ -----------------
Assets:
Investments at market
 value
 (Cost:
 Money Market Fund --
   $77,780,114
 All America Fund --
   $428,665,730
 Equity Index Fund --
   $81,596,172
 Bond Fund --
   $320,240,056)
 (Notes 1 and 3)........  $77,780,114  $634,437,558 $102,092,337   $323,507,447
Cash....................          437       579,685       11,313          5,460
Interest and dividends
 receivable.............          --        857,450      164,608      5,760,540
Receivable for
 securities sold........          --      2,081,449       19,161            --
Other Assets............          --            --           --             --
                          -----------  ------------ ------------   ------------
Total Assets............   77,780,551   637,956,142  102,287,419    329,273,447
Payable for securities
 purchased..............          --      1,286,793      278,004            --
Other liabilities.......          --            --       160,600            --
                          -----------  ------------ ------------   ------------
Net Assets..............  $77,780,551  $636,669,349 $101,848,815   $329,273,447
                          ===========  ============ ============   ============
Number of Shares
 Outstanding (Note 4)...   65,361,651   261,306,452   63,857,347    238,393,054
                          ===========  ============ ============   ============
Net Asset Values,
 offering and redemption
 price per share........        $1.19         $2.44        $1.59          $1.38
                                =====         =====        =====          =====
                           SHORT-TERM    MID-TERM    COMPOSITE   AGGRESSIVE EQUITY
                           BOND FUND    BOND FUND       FUND           FUND
                          ------------ ------------ ------------ -----------------
Assets:
Investments at market
 value
 (Cost:
 Short-Term Bond Fund --
   $15,307,684
 Mid-Term Bond Fund --
   $13,148,656
 Composite Fund --
   $260,928,454
 Aggressive Equity
  Fund -- $129,370,820)
 (Notes 1 and 3)........  $15,364,035  $ 13,172,410 $282,565,309   $141,847,566
Cash....................       26,423           491      132,855        274,313
Interest and dividends
 receivable.............      115,784       186,619    2,090,350         40,300
Receivable for
 securities sold........        7,840           --     2,007,015         54,085
Other assets............          --            --           --             --
                          -----------  ------------ ------------   ------------
Total Assets............   15,514,082    13,359,520  286,795,529    142,216,264
Payable for securities
 purchased..............          --            --     2,157,425      4,221,704
Call options written, at
 market value
 (Premium received:
 Composite Fund --
   $1,370,775
 Aggressive Equity
  Fund -- $1,651,184)...          --            --     1,706,995      1,763,797
Other liabilities.......          --            --           --           2,000
                          -----------  ------------ ------------   ------------
Net Assets..............  $15,514,082  $ 13,359,520 $282,931,109   $136,228,763
                          ===========  ============ ============   ============
Number of Shares
 Outstanding (Note 4)...   15,099,233    14,897,709  159,862,322     92,534,946
                          ===========  ============ ============   ============
Net Asset Values,
 offering and redemption
 price per share........        $1.03         $0.90        $1.77          $1.47
                                =====         =====        =====          =====

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996

   The accompanying notes are an integral part of these financial statements.

                          MONEY MARKET   ALL AMERICA     EQUITY INDEX        BOND
                              FUND           FUND            FUND            FUND
                          ------------  --------------  -------------- -----------------
Investment Income and
 Expenses:
Income:
 Dividends..............  $        --   $    9,749,497  $    1,509,804  $          --
 Interest...............     3,302,561         489,184         183,358      22,124,170
                          ------------  --------------  --------------  --------------
Total income............     3,302,561      10,238,681       1,693,162      22,124,170
                          ------------  --------------  --------------  --------------
Expenses:
 Investment advisory
  fees (Note 2).........       152,048       2,924,546          91,790       1,544,608
                          ------------  --------------  --------------  --------------
Net Investment Income...     3,150,513       7,314,135       1,601,372      20,579,562
                          ------------  --------------  --------------  --------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
Net realized gain (loss)
 on investments:
 Net proceeds from sales
  and maturities........   844,557,649   1,297,871,571     330,861,585     975,201,473
 Cost of securities sold
  or matured............   844,557,810   1,275,861,587     329,058,521     970,205,458
                          ------------  --------------  --------------  --------------
Net realized gain
 (loss).................          (161)     22,009,984       1,803,064       4,996,015
Net unrealized
 appreciation
 (depreciation) of
 investments............           --       80,788,691      11,911,735     (14,451,071)
                          ------------  --------------  --------------  --------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........          (161)    102,798,675      13,714,799      (9,455,056)
                          ------------  --------------  --------------  --------------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........  $  3,150,352  $  110,112,810  $   15,316,171  $   11,124,506
                          ============  ==============  ==============  ==============
                           SHORT-TERM      MID-TERM       COMPOSITE    AGGRESSIVE EQUITY
                           BOND FUND      BOND FUND          FUND            FUND
                          ------------  --------------  -------------- -----------------
Investment Income and
 Expenses:
Income:
 Dividends..............  $        --   $          --   $    2,698,020  $      651,191
 Interest...............       674,218       2,048,239       8,905,871         625,763
                          ------------  --------------  --------------  --------------
Total income............       674,218       2,048,239      11,603,891       1,276,954
                          ------------  --------------  --------------  --------------
Expenses:
 Investment advisory
  fees (Note 2).........        56,971         163,102       1,412,746         835,441
                          ------------  --------------  --------------  --------------
Net Investment Income...       617,247       1,885,137      10,191,145         441,513
                          ------------  --------------  --------------  --------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note 1)
Net realized gain (loss)
 on investments:
 Net proceeds from sales
  and maturities........   133,203,028     255,460,802   1,270,846,583   1,031,261,624
 Cost of securities sold
  or matured............   133,202,665     256,205,399   1,251,037,219   1,013,273,948
                          ------------  --------------  --------------  --------------
Net realized gain
 (loss).................           363        (744,597)     19,809,364      17,987,676
Net unrealized
 appreciation
 (depreciation) of
 investments............        16,737        (776,280)      1,412,589       4,633,533
                          ------------  --------------  --------------  --------------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........        17,100      (1,520,877)     21,221,953      22,621,209
                          ------------  --------------  --------------  --------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $    634,347  $      364,260  $   31,413,098  $   23,062,722
                          ============  ==============  ==============  ==============

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995

   The accompanying notes are an integral part of these financial statements.

                              MONEY MARKET FUND            ALL AMERICA FUND            EQUITY INDEX FUND
                          ---------------------------  --------------------------  --------------------------
                              1996          1995           1996          1995          1996          1995
                          ------------  -------------  ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income..  $  3,150,513  $   4,789,858  $  7,314,135  $  7,083,036  $  1,601,372  $    742,324
 Net realized gain
  (loss) on investments.          (161)          (855)   22,009,984    14,798,885     1,803,064       830,703
 Unrealized appreciation
  (depreciation) of
  investments...........           --             --     80,788,691   113,581,011    11,911,735     8,117,495
                          ------------  -------------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........     3,150,352      4,789,003   110,112,810   135,462,932    15,316,171     9,690,522
                          ------------  -------------  ------------  ------------  ------------  ------------
Capital Share
 Transactions (Note 4):
 Net proceeds from sale
  of shares.............    61,070,949     92,909,943    67,857,705    85,691,993    60,056,284    27,580,190
 Dividends reinvested...     3,165,422      4,789,411    32,301,582    16,966,116     3,473,499     1,434,797
 Cost of shares
  redeemed..............   (59,846,394)  (105,660,794)  (74,455,531)  (63,029,352)  (16,336,002)  (20,510,835)
 Dividend distributions.    (3,165,422)    (4,789,411)  (32,301,582)  (16,966,116)   (3,473,499)   (1,434,797)
                          ------------  -------------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........     1,224,555    (12,750,851)   (6,597,826)   22,662,641    43,720,282     7,069,355
                          ------------  -------------  ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets.............     4,374,907     (7,961,848)  103,514,984   158,125,573    59,036,453    16,759,877
Net Assets, Beginning of
 Year...................    73,405,644     81,367,492   533,154,365   375,028,792    42,812,362    26,052,485
                          ------------  -------------  ------------  ------------  ------------  ------------
Net Assets, End of Year.  $ 77,780,551  $  73,405,644  $636,669,349  $533,154,365  $101,848,815  $ 42,812,362
                          ============  =============  ============  ============  ============  ============
Components of Net
 Assets:
 Paid-in capital........  $ 77,697,824  $  73,307,847  $434,648,029  $408,944,273  $ 81,348,585  $ 34,154,804
 Accumulated
  undistributed net
  investment income
  (loss)................        87,923        102,832      (244,122)     (191,138)       (8,055)      (16,607)
 Accumulated
  undistributed net
  realized gain (loss)
  on investments........        (5,196)        (5,035)   (3,506,387)     (581,908)       12,120        89,735
 Unrealized appreciation
  (depreciation) of
  investments...........           --             --    205,771,829   124,983,138    20,496,165     8,584,430
                          ------------  -------------  ------------  ------------  ------------  ------------
Net Assets, End of Year.  $ 77,780,551  $  73,405,644  $636,669,349  $533,154,365  $101,848,815  $ 42,812,362
                          ============  =============  ============  ============  ============  ============
                                                              SHORT-TERM                   MID-TERM
                                  BOND FUND                    BOND FUND                   BOND FUND
                          ---------------------------  --------------------------  --------------------------
                              1996          1995           1996          1995          1996          1995
                          ------------  -------------  ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income..  $ 20,579,562  $  18,505,394  $    617,247  $    135,016  $  1,885,137  $  1,428,809
 Net realized gain
  (loss) on investments.     4,996,015     (4,189,297)          363            71      (744,597)     (550,761)
 Unrealized appreciation
  (depreciation) of
  investments...........   (14,451,071)    34,607,512        16,737        80,884      (776,280)    2,852,665
                          ------------  -------------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........    11,124,506     48,923,609       634,347       215,971       364,260     3,730,713
                          ------------  -------------  ------------  ------------  ------------  ------------
Capital Share
 Transactions (Note 4):
 Net proceeds from sale
  of shares.............    63,334,172     49,650,330    14,156,603     2,094,144    33,969,164     5,036,179
 Dividends reinvested...    21,664,408     18,492,800       606,778       138,417     1,825,609     1,429,433
 Cost of shares
  redeemed..............   (56,464,268)   (35,948,084)   (1,789,353)   (2,224,502)  (45,471,861)   (7,997,355)
 Dividend distributions.   (21,664,408)   (18,492,800)     (606,778)     (138,417)   (1,825,609)   (1,429,433)
                          ------------  -------------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........     6,869,904     13,702,246    12,367,250      (130,358)  (11,502,697)   (2,961,176)
                          ------------  -------------  ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets.............    17,994,410     62,625,855    13,001,597        85,613   (11,138,437)      769,537
Net Assets, Beginning of
 Year...................   311,279,037    248,653,182     2,512,485     2,426,872    24,497,957    23,728,420
                          ------------  -------------  ------------  ------------  ------------  ------------
Net Assets, End of Year.  $329,273,447  $ 311,279,037  $ 15,514,082  $  2,512,485  $ 13,359,520  $ 24,497,957
                          ============  =============  ============  ============  ============  ============
Components of Net
 Assets:
 Paid-in capital........  $330,508,029  $ 301,973,717  $ 15,463,173  $  2,489,145  $ 14,621,441  $ 24,298,529
 Accumulated
  undistributed net
  investment income
  (loss)................    (1,022,752)      (701,307)        4,971        (5,498)       12,288       (47,240)
 Accumulated
  undistributed net
  realized gain (loss)
  on investments........    (3,479,221)    (7,711,835)      (10,413)      (10,776)   (1,297,963)     (553,366)
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     3,267,391     17,718,462        56,351        39,614        23,754       800,034
                          ------------  -------------  ------------  ------------  ------------  ------------
Net Assets, End of Year.  $329,273,447  $ 311,279,037  $ 15,514,082  $  2,512,485  $ 13,359,520  $ 24,497,957
                          ============  =============  ============  ============  ============  ============

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995

   The accompanying notes are an integral part of these financial statements.

                               COMPOSITE FUND          AGGRESSIVE EQUITY FUND
                          --------------------------  --------------------------
                              1996          1995          1996          1995
                          ------------  ------------  ------------  ------------
Increase (Decrease) In
 Net Assets:
From Operations:
  Net investment income.  $ 10,191,145  $ 10,961,347  $    441,513  $    259,615
  Net realized gain
   (loss) on
   investments..........    19,809,364     8,223,933    17,987,676     6,123,997
  Unrealized
   appreciation
   (depreciation) of
   investments..........     1,412,589    31,059,449     4,633,533     6,213,711
                          ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets Resulting
 From Operations........    31,413,098    50,244,729    23,062,722    12,597,323
                          ------------  ------------  ------------  ------------
Capital Share
 Transactions (Note 4):
  Net proceeds from sale
   of shares............    15,736,097    15,416,148    72,571,512    30,668,870
  Dividends reinvested..    35,621,387    15,284,744    19,399,095     4,116,301
  Cost of shares
   redeemed.............   (40,509,708)  (21,907,582)  (18,033,044)  (11,200,912)
  Dividend
   distributions........   (35,621,387)  (15,284,744)  (19,399,095)   (4,116,301)
                          ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........   (24,773,611)   (6,491,434)   54,538,468    19,467,958
                          ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets.............     6,639,487    43,753,295    77,601,190    32,065,281
Net Assets, Beginning of
 Year...................   276,291,622   232,538,327    58,627,573    26,562,292
                          ------------  ------------  ------------  ------------
Net Assets, End of Year.  $282,931,109  $276,291,622  $136,228,763  $ 58,627,573
                          ============  ============  ============  ============
Components of Net
 Assets:
  Paid-in capital.......  $263,241,421  $252,393,645  $122,803,147  $ 48,865,584
  Accumulated
   undistributed net
   investment income
   (loss)...............       499,542     1,177,730       (16,273)       (6,192)
  Accumulated
   undistributed net
   realized gain (loss)
   on investments.......    (2,110,489)    2,832,201     1,077,756     2,037,581
  Unrealized
   appreciation
   (depreciation) of
   investments..........    21,300,635    19,888,046    12,364,133     7,730,600
                          ------------  ------------  ------------  ------------
Net Assets, End of Year.  $282,931,109  $276,291,622  $136,228,763  $ 58,627,573
                          ============  ============  ============  ============

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                             FINANCIAL HIGHLIGHTS

  Income from investment operations and distributions per share for a Fund share outstanding throughout each of the ten years ended December 31, 1996, or, since the Fund's inception date if in existence less than ten years and other supplementary data with respect to the Funds are presented below. The financial highlights for the years 1987 through 1991 are presented from the perspective of the Separate Accounts, which are the ultimate holders of the shares of the Investment Company. Effective in 1992 the financial highlights are presented from the perspective of the Funds.

                                                    MONEY MARKET FUND
                          ------------------------------------------------------------------------------
                                                YEARS ENDED DECEMBER 31,
                          ------------------------------------------------------------------------------
                           1996    1995    1994    1993    1992    1991    1990    1989    1988    1987
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value,
 Beginning of Year......  $ 1.18  $ 1.19  $ 1.17  $ 1.17  $ 1.18  $ 1.23  $ 1.23  $ 1.22  $ 1.25  $ 1.18
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Income From Investment
 Operations:
 Net Investment Income..    0.06    0.07    0.03    0.04    0.04    0.12    0.10    0.12    0.08    0.07
 Net Gains or (Losses)
  on Securities realized
  and unrealized........     --      --     0.02     --      --    (0.05)    --      --      --      --
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Total From Investment
 Operations.............    0.06    0.07    0.05    0.04    0.04    0.07    0.10    0.12    0.08    0.07
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Less: Dividend
 Distributions From Net
 Investment Income......   (0.05)  (0.08)  (0.03)  (0.04)  (0.05)  (0.12)  (0.10)  (0.11)  (0.11)    --
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Total Distributions.....   (0.05)  (0.08)  (0.03)  (0.04)  (0.05)  (0.12)  (0.10)  (0.11)  (0.11)    --
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value, End of
 Year...................  $ 1.19  $ 1.18  $ 1.19  $ 1.17  $ 1.17  $ 1.18  $ 1.23  $ 1.23  $ 1.22  $ 1.25
                          ======  ======  ======  ======  ======  ======  ======  ======  ======  ======
Total Return (%)........     5.3     5.8     4.1     2.9     3.3     4.4     6.8     7.8     5.9     5.7
Net Assets, End of Year
 ($ millions)...........      78      73      81      38      39      43      89      81       6       3
Ratio of Expenses to
 Average Net
 Assets (%).............    0.25    0.25    0.25    0.26    0.40    0.40    0.40    0.40    0.40    0.40
Ratio of Net Income to
 Average Net Assets (%).    5.21    5.66    4.15    2.90    3.33    5.73    7.79    8.90    6.85    5.99
Portfolio Turnover
 Rate(a)................     N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A

-------
(a) Portfolio turnover rate excludes all U.S. Government and short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 ALL AMERICA FUND (B)
                         ------------------------------------------------------------------------------
                                               YEARS ENDED DECEMBER 31,
                         ------------------------------------------------------------------------------
                          1996    1995    1994    1993    1992    1991    1990    1989    1988    1987
                         ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value,
 Beginning of Year...... $ 2.13  $ 1.61  $ 1.80  $ 1.79  $ 1.93  $ 1.70  $ 1.81  $ 1.69  $ 1.82  $ 1.67
                         ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Income From Investment
 Operations:
 Net Investment Income..   0.03    0.03    0.04    0.04    0.04    0.18    0.08    0.28    0.06    0.02
 Net Gains or (Losses)
  on Securities
  realized and
  unrealized............   0.41    0.56   (0.01)   0.18    0.03    0.23   (0.11)   0.14    0.10    0.13
                         ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Total From Investment
 Operations.............   0.44    0.59    0.03    0.22    0.07    0.41   (0.03)   0.42    0.16    0.15
                         ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Less Dividend
 Distributions:
 From Net Investment
  Income................  (0.03)  (0.03)  (0.04)  (0.04)  (0.04)  (0.05)  (0.06)  (0.05)  (0.09)    --
 From Capital Gains.....  (0.10)  (0.04)  (0.18)  (0.17)  (0.17)  (0.13)  (0.02)  (0.25)  (0.20)    --
                         ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Total Distributions.....  (0.13)  (0.07)  (0.22)  (0.21)  (0.21)  (0.18)  (0.08)  (0.30)  (0.29)    --
                         ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value, End of
 Year................... $ 2.44  $ 2.13  $ 1.61  $ 1.80  $ 1.79  $ 1.93  $ 1.70  $ 1.81  $ 1.69  $ 1.82
                         ======  ======  ======  ======  ======  ======  ======  ======  ======  ======
Total Return (%)........   20.7    36.6  (d)3.7    12.0     3.2    22.6    (3.8)   24.1     8.7     8.3
Net Assets, End of Year
 ($ millions)...........    637     533     375     424     398     434     377     437      40      43
Ratio of Expenses to
 Average Net
 Assets (%).............   0.50    0.50    0.50    0.50    0.50    0.50    0.50    0.50    0.50    0.50
Ratio of Net Income to
 Average Net
 Assets (%).............   1.26    1.57    2.11    1.92    2.02    2.49    3.33    2.54    3.07    1.97
Portfolio Turnover Rate
 (%)(a).................  28.35   33.63  129.80   93.86  129.40  158.35  108.75  117.60   56.94  150.74
Average Commission Rate
 Paid ($)(e)............  .0549     --      --      --      --      --      --      --      --      --

-------
(a)Portfolio turnover rate excludes all U.S. Government and short-term securities.
(b)Prior to May 2, 1994, this Fund was known as the Stock Fund and had a different investment objective.
(c)Reflects the combined data of this Fund and that of its predecessor.
(d)Total return reflects performance from May 2, 1994 and is not annualized.
(e)Average commission rate paid per share of stock is calculated for years beginning after 1995.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                        BOND FUND
                          ------------------------------------------------------------------------------
                                                YEARS ENDED DECEMBER 31,
                          ------------------------------------------------------------------------------
                           1996    1995    1994    1993    1992    1991    1990    1989    1988    1987
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value,
 Beginning of Year......  $ 1.43  $ 1.27  $ 1.41  $ 1.41  $ 1.41  $ 1.33  $ 1.37  $ 1.27  $ 1.40  $ 1.42
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Income From Investment
 Operations:
 Net Investment Income..    0.09    0.09    0.09    0.09    0.09    0.13    0.09     --     0.09    0.07
 Net Gains or (Losses)
  on Securities
  realized and
  unrealized............   (0.04)   0.16   (0.14)   0.09    0.03    0.08   (0.02)   0.16   (0.01)  (0.09)
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 Total From Investment
  Operations............    0.05    0.25   (0.05)   0.18    0.12    0.21    0.07    0.16    0.08   (0.02)
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Less Dividend
 Distributions:
 From Net Investment
  Income................   (0.09)  (0.09)  (0.09)  (0.09)  (0.09)  (0.11)  (0.11)  (0.06)  (0.21)    --
 From Capital Gains.....   (0.01)    --      --    (0.09)  (0.03)  (0.02)    --      --      --      --
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 Total Distributions....   (0.10)  (0.09)  (0.09)  (0.18)  (0.12)  (0.13)  (0.11)  (0.06)  (0.21)    --
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value, End of
 Year...................  $ 1.38  $ 1.43  $ 1.27  $ 1.41  $ 1.41  $ 1.41  $ 1.33  $ 1.37  $ 1.27  $ 1.40
                          ======  ======  ======  ======  ======  ======  ======  ======  ======  ======
Total Return (%)........     3.5    19.4    (3.2)   13.1     8.6    14.0     3.5    11.1     6.2    (1.9)
Net Assets, End of Year
 ($ millions)...........     329     311     249     263     233     187     163     109       5       4
Ratio of Expenses to
 Average Net Assets (%).    0.50    0.50    0.50    0.50    0.50    0.50    0.50    0.50    0.50    0.50
Ratio of Net Income to
 Average Net Assets (%).    6.70    6.64    6.32    6.30    6.93    7.59    8.57    8.55    8.25    7.97
Portfolio Turnover Rate
 (%)(a).................   30.14   41.93   51.14  103.16  112.40   95.00  129.02   47.70   75.61   47.41

-------
(a) Portfolio turnover rate excludes all U.S. Government and short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                            SHORT-TERM BOND FUND            MID-TERM BOND FUND
                          ----------------------------  -----------------------------
                          YEARS ENDED DECEMBER 31,       YEARS ENDED DECEMBER 31,
                          ----------------------------  -----------------------------
                          1996   1995   1994   1993(B)   1996   1995   1994   1993(B)
                          -----  -----  -----  -------  ------  -----  -----  -------
Net Asset Value,
 Beginning of Year......  $1.02  $1.00  $1.02  $ 1.00   $ 1.00  $0.91  $0.99  $ 1.00
                          -----  -----  -----  ------   ------  -----  -----  ------
Income From Investment
 Operations:
 Net Investment Income..   0.04   0.06   0.04    0.02     0.14   0.06   0.03    0.04
 Net Gains or (Losses)
  on Securities realized
  and unrealized........   0.01   0.02  (0.02)   0.02    (0.10)  0.09  (0.07)   0.04
                          -----  -----  -----  ------   ------  -----  -----  ------
 Total From Investment
  Operations............   0.05   0.08   0.02    0.04     0.04   0.15  (0.04)   0.08
                          -----  -----  -----  ------   ------  -----  -----  ------
Less Dividend
 Distributions:
 From Net Investment
  Income................  (0.04) (0.06) (0.04)  (0.02)   (0.14) (0.06) (0.04)  (0.04)
 From Capital Gains.....    --     --     --      --       --     --     --    (0.05)
                          -----  -----  -----  ------   ------  -----  -----  ------
 Total Distributions....  (0.04) (0.06) (0.04)  (0.02)   (0.14) (0.06) (0.04)  (0.09)
                          -----  -----  -----  ------   ------  -----  -----  ------
Net Asset Value, End of
 Year...................  $1.03  $1.02  $1.00  $ 1.02   $ 0.90  $1.00  $0.91  $ 0.99
                          =====  =====  =====  ======   ======  =====  =====  ======
Total Return (%)........    4.9    7.7    1.4     4.6      3.9   16.3   (3.7)    7.3
Net Assets, End of Year
 ($ millions)...........     16      3      2       3       13     24     24      19
Ratio of Expenses to
 Average Net Assets (%).   0.50   0.50   0.48    0.45     0.50   0.50   0.50    0.45
Ratio of Net Income to
 Average Net Assets (%).   5.42   4.65   3.51    3.09     5.80   5.73   4.71    4.13
Portfolio Turnover Rate
 (%)(a).................   6.68  16.47   0.00  122.37   144.55  73.72   7.52  162.03

-------
(a)Portfolio turnover rate excludes all U.S. Government and short-term securities.

(b)Commenced operations February 5, 1993; total return and other ratios have not been annualized.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     COMPOSITE FUND
                                                YEARS ENDED DECEMBER 31,
                          ------------------------------------------------------------------------------
                           1996    1995    1994    1993    1992    1991    1990    1989    1988    1987
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value, Begin-
 ning of Year...........  $ 1.81  $ 1.57  $ 1.71  $ 1.59  $ 1.61  $ 1.53  $ 1.63  $ 1.46  $ 1.60  $ 1.51
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Income From Investment
 Operations:
 Net Investment Income..    0.07    0.08    0.05    0.05    0.06    0.19    0.14    0.11    0.08    0.05
 Net Gains or (Losses)
  on Securities realized
  and unrealized........    0.14    0.27   (0.10)   0.22    0.03    0.09   (0.09)   0.17    0.05    0.04
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Total From Investment
 Operations.............    0.21    0.35   (0.05)   0.27    0.09    0.28    0.05    0.28    0.13    0.09
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Less Dividend Distribu-
 tions:
 From Net Investment In-
  come..................   (0.08)  (0.08)  (0.07)  (0.05)  (0.06)  (0.07)  (0.10)  (0.08)  (0.17)    --
 From Capital Gains.....   (0.17)  (0.03)  (0.02)  (0.10)  (0.05)  (0.13)  (0.05)  (0.03)  (0.10)    --
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Total Distributions.....   (0.25)  (0.11)  (0.09)  (0.15)  (0.11)  (0.20)  (0.15)  (0.11)  (0.27)    --
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value, End of
 Year...................  $ 1.77  $ 1.81  $ 1.57  $ 1.71  $ 1.59  $ 1.61  $ 1.53  $ 1.63  $ 1.46  $ 1.60
                          ======  ======  ======  ======  ======  ======  ======  ======  ======  ======
Total Return (%)........    11.9    21.9    (3.0)   16.9     5.9    16.4     1.5    17.2     7.9     5.2
Net Assets, End of Year
 ($ millions)...........     283     276     233     228     138     111      79      67      51      45
Ratio of Expenses to Av-
 erage Net Assets (%)...    0.50    0.50    0.50    0.50    0.50    0.50    0.50    0.50    0.50    0.50
Ratio of Net Income to
 Average Net Assets (%).    3.63    4.30    3.88    3.48    4.01    4.75    6.20    5.48    5.94    5.10
Portfolio Turnover Rate
 (%)(a).................   69.79   76.84  113.86  100.76  107.69  134.91  105.06   87.32   50.88  124.04
Average Commission Rate
 Paid($)(b).............   .0597     --      --      --      --      --      --      --      --      --

-------
(a) Portfolio turnover rate excludes all U.S. Government and short-term securities.
(b) Average commission rate paid per share of stock is calculated for years beginning after 1995.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                AGGRESSIVE
                               EQUITY INDEX FUND                EQUITY FUND
                          -------------------------------  -----------------------
                                  YEARS ENDED                   YEARS ENDED
                                  DECEMBER 31,                 DECEMBER 31,
                          -------------------------------  -----------------------
                           1996    1995    1994   1993(B)   1996    1995   1994(C)
                          ------  ------  ------  -------  ------  ------  -------
Net Asset Value, Begin-
 ning of Year...........  $ 1.35  $ 1.02  $ 1.04  $ 1.00   $ 1.35  $ 1.05  $ 1.00
                          ------  ------  ------  ------   ------  ------  ------
Income From Investment
 Operations:
 Net Investment Income..    0.03    0.02    0.03    0.02     0.01    0.01    0.01
 Net Gains or (Losses)
  on Securities realized
  and unrealized........    0.27    0.36   (0.01)   0.04     0.36    0.39    0.05
                          ------  ------  ------  ------   ------  ------  ------
Total From Investment
 Operations.............    0.30    0.38    0.02    0.06     0.37    0.40    0.06
                          ------  ------  ------  ------   ------  ------  ------
Less Dividend Distribu-
 tions:
 From Net Investment In-
  come..................   (0.03)  (0.03)  (0.03)  (0.02)   (0.01)  (0.01)  (0.01)
 From Capital Gains.....   (0.03)  (0.02)  (0.01)    --     (0.24)  (0.09)    --
                          ------  ------  ------  ------   ------  ------  ------
Total Distributions.....   (0.06)  (0.05)  (0.04)  (0.02)   (0.25)  (0.10)  (0.01)
                          ------  ------  ------  ------   ------  ------  ------   ---
Net Asset Value, End of
 Year...................  $ 1.59  $ 1.35  $ 1.02  $ 1.04   $ 1.47  $ 1.35  $ 1.05
                          ======  ======  ======  ======   ======  ======  ======
Total Return (%)........    22.7    36.6     1.5     6.2     27.1    38.2     6.0
Net Assets, End of Year
 ($ millions)...........     102      43      26      27      136      59      27
Ratio of Expenses to Av-
 erage Net
 Assets (%).............    0.13    0.13    0.13    0.11     0.85    0.85    0.56
Ratio of Net Income to
 Average Net
 Assets (%).............    2.19    2.50    2.67    2.43     0.45    0.65    0.70
Portfolio Turnover Rate
 (%)(a).................    5.85   13.99    6.59    1.44   103.68  116.52   60.86
Average Commission Rates
 Paid($)(d).............   .0388     --      --      --     .0591     --      --

-------
(a)Portfolio turnover rate excludes all U.S. Government and short-term securities.

(b)Commenced operations February 5, 1993; total return and other ratios have not been annualized.

(c)Commenced operations May 2, 1994; total return and other ratios have not been annualized

(d)Average commission rate paid per share of stock is calculated for years beginning after 1995.

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

  Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company -- a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and Mutual of America Life's indirect wholly-owned subsidiary, The American Life Insurance Company of New York ("American Life"). As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. There are currently eight Funds: the Money Market Fund, the All America Fund, the Equity Index Fund, the Bond Fund, the Short-Term Bond Fund, the Mid-Term Bond Fund, the Composite Fund, and the Aggressive Equity Fund. The Investment Company is a successor to Mutual of America Life's Separate Account No. 2 Money Market, All America (formerly stock) Bond and Composite Funds having exchanged its shares for the respective net assets of these Separate Account No. 2 Funds in 1986.

  The Investment Company shares are sold only to Mutual of America Life and American Life for allocation to their Separate Accounts as a funding medium for variable annuity and variable life insurance contracts issued by these companies. As of December 31, 1996 Mutual of America Life owned 98.4% and American Life 1.6% of the Investment Company's aggregate outstanding shares.

  In January 1989, the net assets of Mutual of America Life's Separate Account No. 1, available only for qualified pension plans, were invested in the All America Fund of the Investment Company. Pursuant to this transaction, approximately 249 million shares of the All America Fund were issued.

  Effective February 5, 1993, the Equity Index Fund, Short-Term Bond Fund and the Mid-Term Bond Fund commenced operations. On May 2, 1994 the Mutual of America Aggressive Equity Fund commenced operations and the Stock Fund was renamed the All America Fund with different investment objectives.

  The following is a summary of the significant accounting policies of the Investment Company:

  Security Valuation -- Investment securities are valued as follows:

    Stocks listed on national security exchanges and certain over-the-counter issues quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last sale price, or if no sale, at the latest available bid price.

    Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Board of Directors of the Investment Company.

    Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are stated at market value.

    Premiums received by the Investment Company upon writing covered call options are included in the Investment Company's statement of assets and liabilities as an asset and an equivalent liability. The liability is adjusted daily to reflect the market value of the options written based on the latest sale or closing price. If an option expires, or if the Investment Company enters into a closing purchase transaction, the Investment Company realizes a gain or, if the cost of a closing purchase transaction exceeds the premium originally received, a loss, and the liability related to the option is extinguished. If an option is exercised, the proceeds of the sale of the underlying security are increased by the premium originally received when the option was written.

    The Fund may purchase stock index futures contracts for cash management purposes to remain more fully invested in the equity markets while minimizing transaction costs. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, equal to approximately 3% of the contract amount, does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses from futures transactions by "marking-to-market" on a daily basis to reflect the market value of the contract at

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED) the end of each trading day. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The "Underlying Face Amount at Value" representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk.

    Security Transactions -- Security transactions are recorded on the trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

    Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock is based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

    Federal Income Taxes -- The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

2. EXPENSES

  The Investment Company has entered into an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee calculated as a daily charge at the annual rate of
 .25% of the value of the net assets of the Money Market Fund, and .50% of the value of the net assets of the All America Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund and Composite Fund, .125% of the value of the net assets of the Equity Index Fund, and .85% of the value of the net assets of the Aggressive Equity Fund.

  Under Subadvisory Agreements, the Adviser has delegated its investment advisory responsibilities to such subadvisers, is responsible for providing management services to the respective Funds and pays the subadvisors for their investment advisory services.

  The Adviser voluntarily limits the expenses of each Fund, other than for brokers' commissions, transfer taxes and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds of the Investment Company to the Adviser. The Adviser may discontinue this practice at any time.

  Various funds of the Investment Company placed portfolio transactions through a broker affiliated with the Adviser. The aggregate commissions paid to this broker for the year ended December 31, 1996 was $100,812 or 8% of total commissions. In addition, a Sub-Advisor of the Fund placed a portion of its portfolio transactions with its affiliated broker-dealer. Such commissions amounted to $72,555 or 6% of the Fund's total commissions.

3. PURCHASES AND SALES

  The cost of investment purchases and proceeds from sales of investments, excluding short-term and U.S. government securities and options for the year ended December 31, 1996 was as follows:

                                          ALL AMERICA  EQUITY INDEX     BOND
                                              FUND         FUND         FUND
                                          ------------ ------------ ------------
Cost of investment purchases............. $165,399,892 $43,822,269  $128,872,632
                                          ============ ===========  ============
Proceeds from sales of investments....... $161,921,056 $ 4,021,745  $ 86,480,196
                                          ============ ===========  ============

                               SHORT-TERM   MID-TERM    COMPOSITE    AGGRESSIVE
                                BOND FUND   BOND FUND      FUND     EQUITY FUND
                               ----------- ----------- ------------ ------------
Cost of investment purchases.  $14,850,769 $39,050,621 $177,611,178 $144,504,219
                               =========== =========== ============ ============
Proceeds from sales of
 investments.................  $   496,836 $51,055,413 $202,429,168 $ 92,598,928
                               =========== =========== ============ ============

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  The cost of short-term security purchases for the Money Market Fund for the year was $845,662,839. Net proceeds from sales and redemptions for the year was $844,557,649.

  At December 31, 1996, net unrealized appreciation (depreciation) of investments, based on cost for Federal income tax purposes, was as follows:

                                MONEY    ALL AMERICA  EQUITY INDEX     BOND
                             MARKET FUND     FUND         FUND         FUND
                             ----------- ------------ ------------ ------------
Aggregate gross unrealized
 appreciation............... $       --  $216,575,557 $ 21,903,625 $  5,830,239
Aggregate gross unrealized
 depreciation...............         --    10,803,728    1,407,460    2,562,848
                             ----------- ------------ ------------ ------------
Net unrealized appreciation
 (depreciation)............. $       --  $205,771,829 $ 20,496,165 $  3,267,391
                             =========== ============ ============ ============
Aggregate cost of invest-
 ments for Federal income
 tax
 purposes................... $77,780,114 $428,665,730 $ 81,596,172 $320,240,056
                             =========== ============ ============ ============
                             SHORT-TERM    MID-TERM    COMPOSITE    AGGRESSIVE
                              BOND FUND   BOND FUND       FUND     EQUITY FUND
                             ----------- ------------ ------------ ------------
Aggregate gross unrealized
 appreciation............... $    70,276 $     91,465 $ 30,289,722 $ 19,978,253
Aggregate gross unrealized
 depreciation...............      13,925       67,711    8,989,087    7,614,120
                             ----------- ------------ ------------ ------------
Net unrealized appreciation
 (depreciation)............. $    56,351 $     23,754 $ 21,300,635 $ 12,364,133
                             =========== ============ ============ ============
Aggregate cost of
 investments for Federal
 income tax
 purposes................... $15,307,684 $ 13,148,656 $260,928,454 $129,370,820
                             =========== ============ ============ ============

4. CAPITAL SHARE ACTIVITY

  At December 31, 1996 there were 3 billion shares of $.01 par value capital stock authorized for the Investment Company. The shares are allocated into the eight series of funds as follows:

   NAME OF FUND                                        AUTHORIZED NO. OF SHARES
   ------------                                        ------------------------
Money Market Fund.....................................        100,000,000
All America Fund......................................        500,000,000
Equity Index Fund.....................................         75,000,000
Bond Fund.............................................        250,000,000
Short-Term Bond Fund..................................         50,000,000
Mid-Term Bond Fund....................................         75,000,000
Composite Fund........................................        200,000,000
Aggressive Equity Fund................................        500,000,000
                                                            -------------
  Sub Total...........................................      1,750,000,000
Shares to be allocated at the discretion of the Board
 of Directors.........................................      1,250,000,000
                                                            -------------
  Total...............................................      3,000,000,000
                                                            =============

  Transactions in shares were as follows:

                                      FOR THE YEAR ENDED DECEMBER 31, 1996
                                ------------------------------------------------
                                MONEY MARKET ALL AMERICA EQUITY INDEX    BOND
                                    FUND        FUND         FUND        FUND
                                ------------ ----------- ------------ ----------
Shares sold...................   50,280,297  29,550,325   40,909,613  44,395,084
Shares issued to shareholders
 as reinvestment of dividends.    2,659,830  13,283,731    2,182,072  15,684,625
                                 ----------  ----------   ----------  ----------
Total ........................   52,940,127  42,834,056   43,091,685  60,079,709
Shares redeemed...............   49,911,080  32,314,890   11,049,137  39,572,610
                                 ----------  ----------   ----------  ----------
Net increase (decrease).......    3,029,047  10,519,166   32,042,548  20,507,099
                                 ==========  ==========   ==========  ==========

                   MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                    FOR THE YEAR ENDED DECEMBER 31, 1996
                             ---------------------------------------------------
                             SHORT-TERM  MID-TERM   COMPOSITE  AGGRESSIVE EQUITY
                             BOND FUND  BOND FUND      FUND          FUND
                             ---------- ----------  ---------- -----------------
Shares sold................  13,761,891 33,684,710   8,501,017    47,625,065
Shares issued to sharehold-
 ers as reinvestment of
 dividends.................     590,553  2,035,806  20,004,080    13,092,538
                             ---------- ----------  ----------    ----------
Total......................  14,352,444 35,720,516  28,505,097    60,717,603
Shares redeemed............   1,718,816 45,316,254  21,578,442    11,562,121
                             ---------- ----------  ----------    ----------
Net increase (decrease)....  12,633,628 (9,595,738)  6,926,655    49,155,482
                             ========== ==========  ==========    ==========


                                      FOR THE YEAR ENDED DECEMBER 31, 1995
                                ------------------------------------------------
                                MONEY MARKET ALL AMERICA EQUITY INDEX    BOND
                                    FUND        FUND         FUND        FUND
                                ------------ ----------- ------------ ----------
Shares sold...................   75,724,884  42,681,882   22,823,514  35,264,481
Shares issued to shareholders
 as reinvestment of dividends.    4,066,652   7,980,558    1,066,201  12,944,402
                                 ----------  ----------   ----------  ----------
Total.........................   79,791,536  50,662,440   23,889,715  48,208,883
Shares redeemed...............   85,788,635  33,103,404   17,637,595  25,740,959
                                 ----------  ----------   ----------  ----------
Net increase (decrease).......   (5,997,099) 17,559,036    6,252,120  22,467,924
                                 ==========  ==========   ==========  ==========


                                    FOR THE YEAR ENDED DECEMBER 31, 1995
                             ---------------------------------------------------
                             SHORT-TERM  MID-TERM   COMPOSITE  AGGRESSIVE EQUITY
                             BOND FUND  BOND FUND      FUND          FUND
                             ---------- ----------  ---------- -----------------
Shares sold................  2,015,656   5,042,701   8,968,895    23,932,340
Shares issued to sharehold-
 ers as reinvestment of
 dividends.................    135,836   1,429,171   8,460,475     3,045,773
                             ---------  ----------  ----------    ----------
Total......................  2,151,492   6,471,872  17,429,370    26,978,113
Shares redeemed............  2,112,272   7,961,340  12,516,767     8,844,832
                             ---------  ----------  ----------    ----------
Net increase (decrease)....     39,220  (1,489,468)  4,912,603    18,133,281
                             =========  ==========  ==========    ==========

5. DIVIDENDS

  On December 31, 1996 dividend distributions were declared for each of the Funds from net realized gains on investment transactions and net investment income during 1996. Additionally, on September 16, 1996 the remaining required dividends relating to the 1995 Internal Revenue Sec. 885(A) election were declared for each of the Funds, which were reinvested resulting in an increase in the aggregate shares outstanding. Dividends declared on September 16, 1996 were paid on September 16, 1996 to shareholders of record on September 15, 1996, and dividends declared on December 31, 1996 were paid on December 31, 1996 to shareholders of record on December 30, 1996. All dividend distributions are immediately reinvested in additional shares of each respective Fund.


                              MONEY MARKET ALL AMERICA EQUITY INDEX    BOND
                                  FUND        FUND         FUND        FUND
                              ------------ ----------- ------------ -----------
Net investment income........  $3,165,422  $ 7,367,119  $1,592,820  $20,901,007
Net realized capital gains...         --    24,934,463   1,880,679      763,401
                               ----------  -----------  ----------  -----------
Total dividends..............  $3,165,422  $32,301,582  $3,473,499  $21,664,408
                               ==========  ===========  ==========  ===========
Dividend amounts per share...  $     .050  $      .129  $     .056  $      .097
                               ==========  ===========  ==========  ===========
Increase in number of shares
 per fund....................   2,659,830   13,283,731   2,182,072   15,684,625
                               ==========  ===========  ==========  ===========

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                  SHORT-TERM  MID-TERM   COMPOSITE  AGGRESSIVE
                                  BOND FUND  BOND FUND     FUND     EQUITY FUND
                                  ---------- ---------- ----------- -----------
Ordinary income..................  $606,778  $1,825,609 $10,869,333 $   451,594
Capital gains....................       --          --   24,752,054  18,947,501
                                   --------  ---------- ----------- -----------
Total dividends..................  $606,778  $1,825,609 $35,621,387 $19,399,095
                                   ========  ========== =========== ===========
Dividend amounts per share.......  $   .042  $     .142 $      .250 $      .244
                                   ========  ========== =========== ===========
Increase in number of shares per
 fund............................   590,553   2,035,806  20,004,080  13,092,538
                                   ========  ========== =========== ===========

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders of Mutual of America Investment Corporation:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments in securities, of Mutual of America Investment Corporation (a Maryland Corporation) comprising, respectively, the Money Market, All America (formerly the Stock Fund), Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, and Aggressive Equity Funds as of December 31, 1996, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Corporation's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmations of securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market, All America (formerly the Stock Fund), Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, and Aggressive Equity Funds of Mutual of America Investment Corporation as of December 31, 1996, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.

/s/ Arthur Andersen LLP
New York, New York
February 21, 1997

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